GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.5%
Aerospace & Defense – 1.2%
BAE Systems Holdings, Inc.(a)(b)
$2,423,000	3.850%		12/15/25	$ 2,413,332
General Electric Co.(c) (3 mo. USD Term SOFR + 0.642%)
1,249,000	4.902		05/05/26	1,249,987
RTX Corp.(a)
3,040,000	5.750		11/08/26	3,096,331

				6,759,650

Agriculture(a) – 0.2%
Altria Group, Inc.
1,322,000	4.875		02/04/28	1,339,847

Automotive – 2.0%
General Motors Financial Co., Inc.
1,489,000	4.300	(a)	07/13/25	1,487,749
1,707,000	6.050		10/10/25	1,712,053
1,000,000	4.000	(a)	10/06/26	992,920
(Secured Overnight Financing Rate + 1.050%)
1,250,000	5.395	(c)	07/15/27	1,246,200
(Secured Overnight Financing Rate + 1.170%)
3,000,000	5.525	(c)	04/04/28	2,978,250
Hyundai Capital America
1,228,000	4.875	(b)	06/23/27	1,234,963
(Secured Overnight Financing Rate + 1.040%)
450,000	5.445	(b)(c)	03/19/27	449,757
Volkswagen Group of America Finance LLC(b)
1,500,000	5.800		09/12/25	1,502,025

				11,603,917

Banks – 15.5%
Bank of America Corp.
(Secured Overnight Financing Rate + 0.830%)
4,713,000	4.979	(a)(c)	01/24/29	4,781,433
(Secured Overnight Financing Rate + 1.010%)
1,000,000	1.197	(a)(c)	10/24/26	989,580
Bank of Montreal(a)
4,440,000	4.700		09/14/27	4,482,313
Bank of New York Mellon Corp.
(Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947	(a)(c)	04/26/27	1,918,690
(Secured Overnight Financing Rate + 1.345%)
571,000	4.414	(a)(c)	07/24/26	570,743
Bank of Nova Scotia(a)(c) (Secured Overnight Financing Rate + 0.890%)
4,565,000	4.932		02/14/29	4,621,013
Banque Federative du Credit Mutuel SA(b)
4,045,000	4.935		01/26/26	4,054,303
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,217,431
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	3,017,101
260,000	5.926		10/02/26	265,104
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(c)	09/11/27	1,267,100

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 0.930%) – (continued)
$800,000	5.326	%(a)(c)	09/11/27	$ 802,976
(Secured Overnight Financing Rate + 0.940%)
2,456,000	5.354	(c)	06/28/27	2,465,652
Citibank NA
1,027,000	5.488	(a)	12/04/26	1,043,637
(Secured Overnight Financing Rate + 0.712%)
1,344,000	4.876	(a)(c)	11/19/27	1,352,413
Citigroup, Inc.(a)(c) (Secured Overnight Financing Rate + 0.770%)
4,460,000	1.462		06/09/27	4,333,916
Deutsche Bank AG(a)(c) (Secured Overnight Financing Rate + 1.870%)
2,954,000	2.129		11/24/26	2,924,194
Huntington National Bank(a)(c) (Secured Overnight Financing Rate + 0.720%)
817,000	5.065		04/12/28	815,587
Intesa Sanpaolo SpA(b)
400,000	7.000		11/21/25	403,296
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.800%)
1,388,000	4.915	(a)(c)	01/24/29	1,406,474
(Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040	(a)(c)	01/23/28	2,658,220
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	5.264		07/02/27	990,831
Manufacturers & Traders Trust Co.(a)
7,360,000	4.650		01/27/26	7,356,909
Morgan Stanley
(Secured Overnight Financing Rate + 0.879%)
2,536,000	1.593	(a)(c)	05/04/27	2,474,958
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050	(a)(c)	01/28/27	954,770
(Secured Overnight Financing Rate + 1.380%)
2,820,000	4.994	(a)(c)	04/12/29	2,861,369
(Secured Overnight Financing Rate + 1.669%)
590,000	4.679	(a)(c)	07/17/26	589,947
NatWest Markets PLC(b)
571,000	5.416		05/17/27	583,277
Santander U.K. Group Holdings PLC(a)(c) (Secured Overnight Financing Rate + 0.989%)
1,127,000	1.673		06/14/27	1,094,599
Societe Generale SA(b)(c) (Secured Overnight Financing Rate + 1.100%)
3,367,000	5.471		02/19/27	3,368,178
Standard Chartered Bank(c) (Secured Overnight Financing Rate + 0.650%)
2,157,000	4.992		10/08/26	2,158,316
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	711,530
2,552,000	2.632		07/14/26	2,507,468
Sumitomo Mitsui Trust Bank Ltd.
2,680,000	5.200	(b)	03/07/27	2,720,575
(Secured Overnight Financing Rate + 0.980%)
2,594,000	5.377	(b)(c)	09/10/27	2,610,809

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Toronto-Dominion Bank
$1,810,000	4.693%		09/15/27	$ 1,827,086
2,231,000	4.861		01/31/28	2,261,052
Truist Bank(a)(c) (Secured Overnight Financing Rate + 0.590%)
1,397,000	4.671		05/20/27	1,399,249
Truist Financial Corp.(a)
762,000	1.200		08/05/25	759,386
UBS Group AG(b)
1,036,000	4.125		09/24/25	1,034,063
Wells Fargo & Co.(a)(c) (Secured Overnight Financing Rate + 1.560%)
2,390,000	4.540		08/15/26	2,389,331
Westpac New Zealand Ltd.(b)
1,175,000	4.902		02/15/28	1,189,923

				90,234,802

Biotechnology(a) – 0.5%
Amgen, Inc.
2,978,000	5.507		03/02/26	2,978,119

Building Materials(a)(b) – 0.1%
Standard Industries, Inc.
805,000	4.750		01/15/28	796,540

Commercial Services(a) – 0.9%
Brink’s Co.(b)
385,000	6.500		06/15/29	396,762
Global Payments, Inc.
525,000	1.200		03/01/26	512,510
Quanta Services, Inc.
4,414,000	4.750		08/09/27	4,451,298

				5,360,570

Diversified Financial Services – 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
709,000	6.500	(a)	07/15/25	709,440
3,992,000	4.450	(a)	10/01/25	3,988,766
1,364,000	2.450	(a)	10/29/26	1,328,945
384,000	4.625	(a)	10/15/27	385,551
Air Lease Corp.
764,000	3.375	(a)	07/01/25	764,000
906,000	2.875	(a)	01/15/26	896,768
American Express Co.(a)(c) (Secured Overnight Financing Rate + 1.350%)
2,282,000	5.708		10/30/26	2,290,923
Aviation Capital Group LLC(a)(b)
550,000	1.950		01/30/26	541,321
Citigroup Global Markets Holdings, Inc.(a)
2,864,000	4.800		12/19/25	2,864,258
Jefferies Financial Group, Inc.(a)
3,296,000	5.000		02/10/26	3,292,671
Macquarie Airfinance Holdings Ltd.(a)(b)
110,000	6.400		03/26/29	114,896
Nomura Holdings, Inc.
1,390,000	5.099		07/03/25	1,390,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
United Wholesale Mortgage LLC(a)(b)
$1,460,000	5.500%	11/15/25	$ 1,459,124

			20,026,663

Electrical(a) – 2.0%
Dominion Energy, Inc.
2,025,000	1.450	04/15/26	1,976,603
Enel Finance International NV(b)
2,575,000	1.625	07/12/26	2,499,038
NextEra Energy Capital Holdings, Inc.
2,630,000	4.625	07/15/27	2,647,121
Public Service Enterprise Group, Inc.
675,000	0.800	08/15/25	671,321
Southern Power Co.
500,000	0.900	01/15/26	489,605
Xcel Energy, Inc.
3,325,000	1.750	03/15/27	3,181,559

			11,465,247

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
620,000	6.375	03/15/29	638,364

Entertainment(a)(b) – 0.1%
Six Flags Entertainment Corp.
334,000	7.000	07/01/25	334,000

Environmental(a) – 1.0%
Veralto Corp.
1,273,000	5.500	09/18/26	1,288,263
Waste Management, Inc.
625,000	0.750	11/15/25	616,231
4,050,000	4.500	03/15/28	4,092,404

			5,996,898

Food & Drug Retailing – 2.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
1,430,000	3.250	03/15/26	1,410,352
Campbell’s Co.
1,580,000	5.200	03/19/27	1,603,195
General Mills, Inc.(a)
2,550,000	4.700	01/30/27	2,564,586
J.M. Smucker Co.(a)
813,000	5.900	11/15/28	854,414
Mars, Inc.(a)(b)
6,164,000	4.600	03/01/28	6,215,161
Mondelez International Holdings Netherlands BV(b)
3,250,000	4.250	09/15/25	3,246,555

			15,894,263

Gas(a) – 0.2%
NiSource, Inc.
1,025,000	0.950	08/15/25	1,020,142

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 1.1%
HCA, Inc.(a)
$1,500,000	5.625%	09/01/28	$ 1,544,370
PeaceHealth Obligated Group(a)
17,000	1.375	11/15/25	16,759
Thermo Fisher Scientific, Inc.(a)
2,760,000	5.000	12/05/26	2,789,973
UnitedHealth Group, Inc.
2,000,000	3.100	03/15/26	1,979,760

			6,330,862

Home Builders(a) – 0.2%
Lennar Corp.
1,308,000	5.250	06/01/26	1,310,655

Insurance(b) – 0.7%
Athene Global Funding
106,000	1.450	01/08/26	104,277
Corebridge Global Funding(c) (Secured Overnight Financing Rate + 1.300%)
2,621,000	5.712	09/25/26	2,640,055
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	700,000
Great-West Lifeco U.S. Finance 2020 LP(a)
425,000	0.904	08/12/25	423,032

			3,867,364

Internet(a) – 0.6%
eBay, Inc.
1,550,000	1.400	05/10/26	1,510,243
Prosus NV(b)
2,260,000	3.257	01/19/27	2,209,856

			3,720,099

Leisure Time(a)(b) – 0.2%
Carnival Corp.
905,000	5.750	03/01/27	912,294

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,547,350

Machinery-Diversified(a) – 0.9%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,305,243

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625	09/01/25	671,382

Miscellaneous Manufacturing(a) – 0.1%
Axon Enterprise, Inc.(b)
355,000	6.125	03/15/30	365,206
Hillenbrand, Inc.
484,000	6.250	02/15/29	492,949

			858,155

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
$356,000	5.000%		08/15/25	$ 354,476

Oil Field Services – 1.7%
Canadian Natural Resources Ltd.(a)
825,000	2.050		07/15/25	824,076
Pioneer Natural Resources Co.
2,825,000	5.100		03/29/26	2,838,306
QatarEnergy(a)(b)
2,520,000	1.375		09/12/26	2,423,509
SA Global Sukuk Ltd.(a)
2,520,000	1.602		06/17/26	2,446,920
Sunoco LP(a)(b)
750,000	7.000		05/01/29	781,095
Sunoco LP/Sunoco Finance Corp.(a)(b)
760,000	7.000		09/15/28	783,248

				10,097,154

Packaging(a) – 0.1%
Berry Global, Inc.
550,000	1.570		01/15/26	539,561

Pharmaceuticals – 3.2%
AbbVie, Inc.(a)
7,400,000	4.800		03/15/27	7,473,334
Cardinal Health, Inc.
4,792,000	4.700		11/15/26	4,816,583
CVS Health Corp.
209,000	3.875	(a)	07/20/25	208,850
4,893,000	5.000	(a)	02/20/26	4,896,719
PRA Health Sciences, Inc.(a)(b)
1,435,000	2.875		07/15/26	1,400,617

				18,796,103

Pipelines – 1.6%
Gulfstream Natural Gas System LLC(b)
245,000	6.190		11/01/25	245,777
Hess Midstream Operations LP
795,000	5.875	(a)(b)	03/01/28	806,798
300,000	6.500	(a)(b)	06/01/29	308,328
Kinetik Holdings LP(a)(b)
705,000	6.625		12/15/28	721,039
NuStar Logistics LP(a)
1,360,000	6.000		06/01/26	1,365,358
ONEOK, Inc.(a)
2,645,000	4.250		09/24/27	2,641,403
Williams Cos., Inc.(a)
3,090,000	5.300		08/15/28	3,175,469

				9,264,172

Real Estate Investment Trust(a) – 0.1%
Crown Castle, Inc.
700,000	1.350		07/15/25	699,006

Retailing(a) – 1.3%
1011778 BC ULC/New Red Finance, Inc.(b)
1,130,000	6.125		06/15/29	1,160,939

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
7-Eleven, Inc.(b)
$1,577,000	0.950%	02/10/26	$ 1,541,896
Murphy Oil USA, Inc.
1,535,000	5.625	05/01/27	1,534,770
O’Reilly Automotive, Inc.
1,965,000	5.750	11/20/26	2,000,783
Penske Automotive Group, Inc.
1,515,000	3.500	09/01/25	1,509,773

			7,748,161

Semiconductors(a) – 1.5%
Broadcom, Inc.
5,210,000	5.050	07/12/27	5,287,368
Intel Corp.
2,300,000	4.875	02/10/28	2,330,038
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,097,000	4.400	06/01/27	1,099,216

			8,716,622

Software – 1.1%
Cadence Design Systems, Inc.
520,000	4.200	09/10/27	521,004
Fidelity National Information Services, Inc.(a)
1,050,000	1.150	03/01/26	1,026,469
Oracle Corp.
1,900,000	5.800	11/10/25	1,907,695
1,209,000	4.800 (a)	08/03/28	1,228,707
Synopsys, Inc.(a)
1,873,000	4.650	04/01/28	1,892,142

			6,576,017

Telecommunication Services(a) – 0.3%
T-Mobile USA, Inc.
1,550,000	3.750	04/15/27	1,534,361

Trucking & Leasing(a)(b) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	1,011,378
418,000	1.700	06/15/26	406,543
705,000	5.350	01/12/27	712,959

			2,130,880

TOTAL CORPORATE OBLIGATIONS (Cost $264,155,457)			$265,428,939

Asset-Backed Securities(a) – 14.9%
Automotive – 2.0%
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A
$3,200,000	1.060%	09/15/27	$ 3,176,460
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(b)
2,100,000	5.410	05/17/27	2,116,378
Hyundai Auto Receivables Trust Series 2022-C, Class A3
1,307,453	5.390	06/15/27	1,310,861

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	$325,000	4.840%	03/15/29	$ 328,113
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
	754,360	6.130	09/21/26	756,452
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
	1,225,093	5.300	09/15/27	1,229,951
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
	2,443,032	4.650	11/22/27	2,444,174

				11,362,389

Collateralized Loan Obligations(c) – 9.1%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(b) (3 mo. USD Term SOFR + 1.410%)
	1,300,000	5.621	07/20/38	1,300,000
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(b) (3 mo. USD Term SOFR + 1.412%)
	4,000,000	5.668	04/15/34	4,008,800
Apidos CLO XXIII Ltd. Series 2015-23A, Class ARR(b) (3 mo. USD Term SOFR + 1.050%)
	2,975,000	5.306	04/15/33	2,970,668
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1R(b) (3 mo. USD Term SOFR + 0.980%)
	5,000,000	5.252	01/22/35	5,013,535
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.660	10/20/37	1,503,567
CBAM Ltd. Series 2017-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	5.731	07/17/34	5,011,845
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR(b) (3 mo. USD Term SOFR + 1.080%)
	1,990,748	5.350	01/20/31	1,989,174
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	3.081	11/20/34	2,230,309
Fort Greene Park CLO LLC Series 2025-2A, Class AR(b) (3 mo. USD Term SOFR + 0.950%)
	$2,100,000	5.222	04/22/34	2,086,818
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(b) (3 mo. USD Term SOFR + 1.360%)
	2,750,000	5.621	07/16/37	2,755,481
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	5.786	04/15/37	1,005,038
Mountain View CLO LLC Series 2016-1A, Class AR2(b) (3 mo. USD Term SOFR + 1.260%)
	697,466	5.502	04/14/33	698,095
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.460%)
	1,575,000	5.716	04/15/34	1,576,575
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b) (3 mo. USD Term SOFR + 1.362%)
	4,118,577	5.684	05/20/32	4,119,615

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(c) – (continued)
OCP CLO Ltd. Series 2014-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.342%)
$248,982	5.624%	04/26/31	$ 249,073
Octagon 54 Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.382%)
1,000,000	5.638	07/15/34	1,000,329
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(b) (3 mo. USD Term SOFR + 1.320%)
1,500,000	5.590	01/20/38	1,505,952
Pikes Peak CLO 2 Series 2018-2A, Class ARR(b) (3 mo. USD Term SOFR + 1.220%)
6,700,000	5.490	10/11/34	6,711,430
Trinitas CLO VI Ltd. Series 2017-6A, Class ARRR(b) (3 mo. USD Term SOFR + 1.330%)
900,000	5.612	01/25/34	900,022
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.582%)
1,216,779	5.851	07/20/32	1,214,553
Wellfleet CLO Ltd. Series 2021-3A, Class A(b) (3 mo. USD Term SOFR + 1.452%)
5,000,000	5.708	01/15/35	5,006,785
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.490%)
475,000	5.773	07/28/37	474,288

			53,331,952

Credit Card – 1.0%
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
5,990,000	5.230	12/08/27	6,007,488

Student Loan(c) – 2.8%
Access Group, Inc. Series 2013-1, Class A(b) (1 mo. USD Term SOFR + 0.614%)
187,623	4.920	02/25/36	185,908
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.420%)
2,350,000	5.690	04/20/36	2,350,000
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.830%)
2,100,000	6.086	01/15/37	2,108,702
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1 mo. USD Term SOFR + 1.314%)
1,003,262	5.620	12/27/66	1,008,338
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
1,875,000	5.790	04/18/37	1,881,144
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
300,081	5.525	07/25/45	299,810
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
480,128	5.219	03/25/51	473,293
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
2,040,459	5.470	01/20/32	2,038,386

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(c) – (continued)
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
$73,674	5.575%		04/25/38	$ 72,695
Navient Student Loan Trust Series 2017-2A, Class A(b) (1 mo. USD Term SOFR + 1.164%)
1,479,469	5.470		12/27/66	1,478,773
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1 mo. USD Term SOFR + 0.814%)
1,046,905	5.120		03/26/40	1,043,155
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
1,500,000	5.800		04/20/38	1,509,095
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1 mo. USD Term SOFR + 0.704%)
1,415,346	5.010		08/25/40	1,407,635
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
225,897	5.328		07/01/31	225,726

				16,082,660

TOTAL ASSET-BACKED SECURITIES (Cost $86,545,334)				$ 86,784,489

Mortgage-Backed Obligations – 5.0%
Collateralized Mortgage Obligations – 0.3%
Regular Floater – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$218,703	5.018	%(a)(c)	09/15/37	$ 217,465
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
24,292	5.268	(c)	06/15/39	24,479
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
29,914	4.718	(c)	04/15/37	29,115
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
69,594	4.818	(c)	05/15/36	68,920
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
34,358	4.820	(c)	09/25/43	33,905
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
109,084	4.920	(c)	08/25/36	108,125
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
196,814	5.570	(c)	09/25/39	199,490
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
131,223	5.260	(c)	04/25/48	131,042

				812,541

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
$147,592	6.500%		05/15/41	$ 154,663

Sequential Floating Rate – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
442,000	5.955	(a)(b)(c)	12/25/41	444,549
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
134,641	6.205	(a)(b)(c)	04/25/42	135,237
Verus Securitization Trust Series 2021-8, Class A1
155,328	1.824	(a)(b)(c)	11/25/66	140,883

				720,669

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,687,873

Commercial Mortgage-Backed Securities – 3.9%
Sequential Fixed Rate – 1.2%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714	%(a)	04/15/52	$ 1,409,551
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893	(a)	11/15/57	1,047,020
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805	(a)	01/10/57	2,126,439
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739	(a)	02/15/57	981,829
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
1,450,000	5.673	(a)	05/15/58	1,509,459

				7,074,298

Sequential Floating Rate – 2.7%
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(a)(c)	12/15/57	1,153,876
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,350,000	6.675	(a)(c)	12/15/56	1,432,224
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,751,894	5.754	(b)(c)	02/15/39	1,753,785
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,845,568	5.703	(b)(c)	03/15/41	1,846,945
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR + 1.014%)
1,100,000	5.326	(b)(c)	10/15/36	1,096,724
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
38,100	5.127	(b)(c)	01/15/34	38,088
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR + 0.750%)
565,618	5.062	(b)(c)	10/15/26	565,008

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
$1,200,000	5.954	%(b)(c)	02/15/41	$ 1,199,409
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
3,695,698	5.128	(b)(c)	11/15/38	3,688,739
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 1.019%)
549,938	5.331	(a)(b)(c)	10/15/38	549,765
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (1 mo. USD Term SOFR + 0.614%)
505,910	4.926	(a)(c)	01/25/26	506,304
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
261,969	4.916	(a)(c)	02/25/26	262,121
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	5.127	(b)(c)	03/15/36	900,661
STWD Trust Series 2021-FLWR, Class A (1 mo. USD Term SOFR + 0.691%)
989,564	5.003	(b)(c)	07/15/36	988,900

				15,982,549

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 23,056,847

Federal Agencies – 0.8%
Uniform Mortgage-Backed Security – 0.8%
$4,421,732	6.500%		06/01/54	$ 4,592,400

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $29,171,523)				$ 29,337,120

Municipal Debt Obligations(a) – 0.4%
New York – 0.2%
New York NY GO Bonds (Build America Bonds) Series G-1
$1,215,000	5.698%		03/01/27	$ 1,236,991

Texas – 0.2%
San Antonio GO Bonds Taxable Series 2023
1,330,000	5.635		02/01/26	1,331,667

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,565,168)				$ 2,568,658

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$ 2,283,019
(Cost $2,365,719)

U.S. Treasury Obligations – 13.9%
U.S. Treasury Notes
$52,040,000	2.750%		04/30/27	$ 51,117,104
30,730,000	2.625		05/31/27	30,097,394

TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,926,165)				$ 81,214,498

Shares	Dividend Rate			Value

Investment Company(d) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,433,326	4.231%			$ 1,433,326
(Cost $1,433,326)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 80.4% (Cost $467,162,692)				$469,050,049

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 17.5%
Certificates of Deposit(c) – 3.2%
Kookmin Bank (Secured Overnight Financing Rate + 0.300%)
$3,329,000	4.580%		09/19/25	$ 3,329,481
Lloyds Bank Corporate Markets PLC (Secured Overnight Financing Rate + 0.270%)
2,934,000	4.670		08/18/25	2,934,517
National Bank of Kuwait (Secured Overnight Financing Rate + 0.590%)
5,901,000	4.990		03/26/26	5,905,380
(Secured Overnight Financing Rate + 0.630%)
3,500,000	5.030		12/12/25	3,499,992
Natixis SA (Secured Overnight Financing Rate + 0.620%)
3,155,000	4.930		10/29/26	3,162,654

				18,832,024

Commercial Paper(e) – 14.3%
Air Lease Corp.
2,474,000	0.000	(b)	07/08/25	2,471,416
1,191,000	0.000	(b)	07/10/25	1,189,439
1,208,000	0.000	(b)	07/17/25	1,205,273
Alimentation Couche-Tard, Inc.(b)
1,327,000	0.000		07/03/25	1,326,486
American Honda Finance Corp.
2,996,000	0.000		08/11/25	2,979,837
1,878,000	0.000		08/18/25	1,866,129
1,510,000	0.000		09/04/25	1,497,000
2,502,000	0.000		09/05/25	2,480,144

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
BASF SE
$2,229,000	0.000	%(b)	10/17/25	$ 2,197,543
3,023,000	0.000	(b)	11/07/25	2,972,348
Bayer Corp.(b)
4,800,000	0.000		07/16/25	4,790,022
Beth Israel Deaconess Medical Center, Inc.
7,570,000	0.000		07/10/25	7,559,879
1,700,000	0.000		08/12/25	1,690,048
Broadcom, Inc.(b)
3,172,000	0.000		07/24/25	3,162,170
CommonSpirit Health
4,106,000	0.000		07/08/25	4,101,545
3,049,000	0.000		07/22/25	3,039,820
2,434,000	0.000		07/29/25	2,424,369
Dominion Energy, Inc.(b)
2,964,000	0.000		08/04/25	2,950,749
eBay, Inc.(b)
1,038,000	0.000		08/15/25	1,031,871
Fidelity National Information Services, Inc.(b)
1,501,000	0.000		07/11/25	1,498,889
General Motors Financial Co., Inc.(b)
3,562,000	0.000		07/01/25	3,561,553
Intesa Sanpaolo Funding LLC
3,253,000	0.000		10/03/25	3,212,146
Kookmin Bank(b)
2,845,000	0.000		10/17/25	2,805,225
National Grid North America, Inc.
2,570,000	0.000	(b)	07/24/25	2,562,086
2,980,000	0.000	(b)	07/29/25	2,968,950
Northrop Grumman Corp.
2,927,000	0.000		07/17/25	2,920,627
4,518,000	0.000		07/24/25	4,504,090
Penske Truck Leasing Co. LP
4,045,000	0.000		07/07/25	4,041,327
RTX Corp.(b)
2,569,000	0.000		07/18/25	2,563,023
RWE AG(b)
1,481,000	0.000		08/13/25	1,472,401

				83,046,405

TOTAL SHORT-TERM INVESTMENTS (Cost $101,872,355)				$101,878,429

TOTAL INVESTMENTS – 97.9% (Cost $569,035,047)				$570,928,478

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%				12,352,794

NET ASSETS – 100.0%				$583,281,272

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	USD	2,154,763	EUR	1,829,129	09/23/25	$(11,945)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	752	09/30/25	$156,433,625	$413,260
5 Year U.S. Treasury Notes	254	09/30/25	27,686,000	298,258

TOTAL FUTURES CONTRACTS				$711,518

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.750%(b)	09/17/26	$322,690	$448,087	$(277,452)	$725,539
12M SOFR(c)	3.620(c)	06/30/27	19,190	76,247	(12,136)	88,383
3.750%(c)	12M SOFR(c)	09/17/27	213,400	(1,642,433)	(505,026)	(1,137,407)
3.750(c)	12M SOFR(c)	09/17/28	39,310	(483,340)	(169,604)	(313,736)
3.620(c)	12M SOFR(c)	11/30/29	20,980	(219,925)	(14,153)	(205,772)
3.600(c)	12M SOFR(c)	11/30/29	18,320	(177,685)	17,080	(194,765)

TOTAL				$(1,999,049)	$(961,291)	$(1,037,758)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 66.0%
Collateralized Mortgage Obligations – 3.8%
Regular Floater – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
$221,195	5.305	%(a)	02/25/55	$ 219,046
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
291,562	5.305	(a)	03/25/55	289,852

				508,898

Sequential Fixed Rate – 1.2%
Arroyo Mortgage Trust Series 2022-1, Class A1A
151,356	2.495	(b)(c)(d)	12/25/56	144,706
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
57,450	6.500		06/15/31	58,945
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
29,917	6.500		02/15/36	31,260
Federal National Mortgage Association REMICS Series 2011-99, Class DB
153,799	5.000		10/25/41	154,637
Federal National Mortgage Association REMICS Series 2012-111, Class B
23,365	7.000		10/25/42	24,979
Federal National Mortgage Association REMICS Series 2012-153, Class B
99,030	7.000		07/25/42	107,704
Federal National Mortgage Association REMICS Series 2011-52, Class GB
168,062	5.000		06/25/41	168,983
Government National Mortgage Association REMICS Series 2021-135, Class A
1,104,618	2.000	(b)	08/20/51	897,338

				1,588,552

Sequential Floating Rate – 2.2%
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(a)(b)(c)	04/25/65	139,052
Angel Oak Mortgage Trust Series 2021-7, Class A1
382,784	1.978	(a)(b)(c)	10/25/66	331,032
Ellington Financial Mortgage Trust Series 2021-1, Class A1
319,567	0.797	(a)(b)(c)	02/25/66	274,784
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
459,486	2.520	(a)(b)(c)	05/25/52	387,648
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
208,650	5.990	(a)(b)(c)	07/25/64	210,274
JP Morgan Mortgage Trust Series 2024-3, Class A4
345,239	3.000	(a)(b)(c)	05/25/54	311,950
JP Morgan Mortgage Trust Series 2025-NQM2, Class A1
319,406	5.567	(a)(b)(c)	09/25/65	321,231
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
19,380	5.353	(a)(b)	11/25/29	18,671
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1
246,127	5.960	(a)(b)(c)	03/25/70	249,006
OBX Trust Series 2021-NQM4, Class A1
398,396	1.957	(a)(b)(c)	10/25/61	338,423

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
OBX Trust Series 2022-J2, Class A1
$204,673	3.500	%(a)(b)(c)	08/25/52	$ 180,752
Verus Securitization Trust Series 2021-8, Class A1
59,425	1.824	(a)(b)(c)	11/25/66	53,898

				2,816,721

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				4,914,171

Commercial Mortgage-Backed Securities – 7.3%
Regular Floater – 0.4%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$450,000	5.804	%(a)(c)	11/15/41	$ 450,316

Sequential Fixed Rate – 3.5%
Bank Series 2019-BN24, Class A3
600,000	2.960	(b)	11/15/62	561,104
Bank Series 2020-BN29, Class A4
600,000	1.997	(b)	11/15/53	517,075
Bank Series 2024-BNK47, Class A5
200,000	5.716	(b)	06/15/57	210,191
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(b)	02/15/50	147,955
Bank5 Series 2024-5YR10, Class A3
200,000	5.302	(b)	10/15/57	204,850
Bank5 Series 2024-5YR11, Class A3
200,000	5.893	(b)	11/15/57	209,404
Bank5 Series 2025-5YR15, Class A3
250,000	5.452	(b)	06/15/30	257,241
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(b)	02/15/57	131,515
BBCMS Mortgage Trust Series 2025-5C34, Class A3
450,000	5.659	(b)	05/15/58	468,902
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(b)	12/15/56	321,980
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
125,000	3.024	(c)	01/05/39	113,833
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(c)	11/13/41	459,870
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(b)	04/15/54	443,818
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
150,000	5.309	(b)	08/15/57	153,137
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
300,000	5.673	(b)	05/15/58	312,302

				4,513,177

Sequential Floating Rate – 3.4%
Bank Series 2021-BN37, Class A5
600,000	2.618	(a)(b)	11/15/64	525,981
Bank Series 2021-BN31, Class AS
250,000	2.211	(a)(b)	02/15/54	208,821

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Bank5 Series 2024-5YR12, Class A3
$400,000	5.902	%(a)(b)	12/15/57	$ 419,591
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.942	(a)(b)	11/15/55	105,631
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
213,486	5.654	(a)(c)	03/15/41	213,694
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(a)(b)	02/15/56	227,451
BPR Trust Series 2024-PMDW, Class A
150,000	5.358	(a)(c)	11/05/41	152,126
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
250,000	5.548	(a)(c)	06/15/44	255,466
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
174,843	5.703	(a)(c)	03/15/41	174,974
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.591	(a)(c)	11/13/46	201,679
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	5.954	(a)(c)	02/15/41	424,791
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
150,000	6.402	(a)(c)	03/15/41	149,882
Houston Galleria Mall Trust Series 2025-HGLR, Class A
150,000	5.644	(a)(c)	02/05/45	153,831
IRV Trust Series 2025-200P, Class A
400,000	5.471	(a)(b)(c)	03/14/47	403,817
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
125,000	5.990	(a)(c)	10/05/39	127,519
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
200,000	6.014	(a)(b)	12/15/56	214,309
TYSN Mortgage Trust Series 2023-CRNR, Class A
155,000	6.799	(a)(c)	12/10/33	163,997
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
300,000	6.003	(a)(c)	08/15/41	298,501

				4,422,061

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 9,385,554

Federal Agencies – 54.9%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.1%
(1 yr. CMT + 2.250%)(a)
$72,941	7.269%		09/01/33	$ 74,210

Adjustable Rate Federal National Mortgage Association – 0.3%
(RFUCC 1 yr. Treasury + 1.670%)(a)
11,212	6.170		11/01/32	11,489
96,645	6.876		10/01/33	99,341
(RFUCC 6 mo. Treasury + 1.413%)(a)
163,618	6.038		05/01/33	166,001
(1 yr. CMT + 2.161%)(a)
2,184	6.270		06/01/33	2,224
(1 yr. CMT + 2.193%)(a)
68,276	6.429		02/01/35	69,784

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.389%)(a)
$64,695	6.889%	09/01/35	$ 66,077
			414,916

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(a)
2	5.000	07/20/25	2
850	5.625	02/20/26	850
42	4.625	07/20/26	42
4,163	5.625	01/20/27	4,169
1,184	5.625	02/20/27	1,186
13,981	4.875	04/20/27	14,013
1,060	4.875	05/20/27	1,063
2,527	4.875	06/20/27	2,534
1,009	4.750	11/20/27	1,009
8	5.000	11/20/27	8
2,666	4.750	12/20/27	2,665
7,349	5.625	01/20/28	7,375
2,767	5.625	02/20/28	2,777
2,420	5.625	03/20/28	2,429
18,993	4.625	07/20/29	19,071
5,680	4.625	08/20/29	5,705
1,874	4.625	09/20/29	1,882
8,403	4.750	10/20/29	8,429
12,116	4.750	11/20/29	12,155
1,957	4.750	12/20/29	1,964
3,771	5.625	01/20/30	3,797
1,077	5.625	02/20/30	1,084
6,724	5.625	03/20/30	6,773
10,086	4.875	04/20/30	10,169
16,735	4.875	05/20/30	16,877
12,580	5.000	05/20/30	12,683
3,323	4.875	06/20/30	3,351
25,206	5.000	07/20/30	25,364
5,224	5.000	09/20/30	5,257
7,957	4.750	10/20/30	7,992
18,151	5.625	03/20/32	18,329

			201,004

Federal Home Loan Mortgage Corp. – 0.2%
7,230	6.500	07/01/28	7,273
43,317	4.500	03/01/29	43,419
4,583	5.000	08/01/33	4,663
688	5.000	09/01/33	700
1,811	5.000	10/01/33	1,843
1,084	5.000	11/01/34	1,102
41,343	5.000	12/01/34	42,060
2,754	5.000	07/01/35	2,803
2	5.000	11/01/35	2
6,141	5.000	12/01/35	6,221
11,765	5.000	02/01/37	11,956
739	5.000	03/01/38	751
28,958	5.000	07/01/39	29,330
4,617	4.000	06/01/40	4,489
1,950	5.000	08/01/40	1,975
533	4.500	11/01/40	531
31,075	4.000	02/01/41	30,211
1,951	5.000	06/01/41	1,977

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$62,238	5.000%	07/01/41	$ 63,101
2,842	4.000	11/01/41	2,744
3,414	3.000	05/01/42	3,116
4,669	3.000	08/01/42	4,261
6,123	3.000	01/01/43	5,581
27,305	3.000	02/01/43	24,904

			295,013

Federal National Mortgage Association – 0.1%
753	6.500	11/01/28	763
16,747	7.000	07/01/31	17,614
145,473	5.500	07/01/33	149,790

			168,167

Government National Mortgage Association – 15.1%
1,239	7.000	12/15/27	1,241
2,405	6.500	08/15/28	2,429
13,476	6.000	01/15/29	13,702
30,133	7.000	10/15/29	30,887
7,706	5.500	11/15/32	7,896
228,383	5.500	12/15/32	235,278
3,178	5.500	01/15/33	3,232
15,038	5.500	02/15/33	15,481
13,744	5.500	03/15/33	14,112
16,401	5.500	07/15/33	16,777
7,400	5.500	08/15/33	7,584
2,931	5.500	09/15/33	2,990
7,709	5.500	04/15/34	7,890
6,473	5.500	05/15/34	6,619
90,509	5.500	06/15/34	93,679
69,009	5.500	09/15/34	71,508
67,195	5.500	12/15/34	69,717
58,310	5.500	01/15/35	60,480
18,785	5.000	03/15/38	19,218
2,159	4.000	02/20/41	2,083
3,473	4.000	11/20/41	3,345
583	4.000	01/20/42	562
1,874	4.000	04/20/42	1,804
1,163	4.000	10/20/42	1,118
126,934	4.000	08/20/43	121,856
1,659	4.000	03/20/44	1,588
2,039	4.000	05/20/44	1,952
141,497	4.000	11/20/44	135,299
637,160	4.000	06/20/45	608,568
141,227	4.000	01/20/46	133,920
95,270	4.500	02/20/48	93,162
50,228	5.000	08/20/48	50,209
422,623	5.000	10/20/48	422,199
232,304	5.000	11/20/48	232,071
363,012	5.000	12/20/48	362,648
507,808	5.000	01/20/49	506,346
635,230	4.000	02/20/49	597,598
320,409	5.000	03/20/49	320,087
1,678,899	3.000	11/20/49	1,490,105
1,077,105	3.000	02/20/50	956,318
354,733	3.000	03/20/50	314,962
112,737	3.500	01/20/51	103,855
486,840	2.500	11/20/51	412,459

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$717,682	3.000%	12/20/51	$ 634,814
282,754	2.500	12/20/51	239,554
815,576	3.500	02/20/53	751,317
4,000,000	2.500	TBA-30yr(e)	3,399,487
6,000,000	2.000	TBA-30yr(e)	4,888,445
2,000,000	5.500	TBA-30yr(e)	2,001,987

			19,470,438

Uniform Mortgage-Backed Security – 38.9%
590	4.500	07/01/36	586
630	4.500	04/01/39	629
2,795	4.500	05/01/39	2,772
1,261	4.000	08/01/39	1,224
5,706	4.500	08/01/39	5,656
100,678	4.500	12/01/39	99,820
6,171	4.500	01/01/41	6,150
6,168	4.500	05/01/41	6,123
30,985	4.500	08/01/41	30,664
60,689	4.500	08/01/42	60,009
5,737	3.000	11/01/42	5,251
67,862	3.000	12/01/42	62,628
174,272	3.000	01/01/43	160,085
31,069	3.000	02/01/43	28,582
227,268	3.000	03/01/43	208,156
386,953	3.000	04/01/43	354,062
250,853	3.000	05/01/43	229,265
48,541	3.000	06/01/43	44,180
384,089	3.000	07/01/43	350,766
336,672	4.500	10/01/44	331,888
382,085	4.500	04/01/45	376,367
46,409	4.500	05/01/45	45,685
177,563	4.500	06/01/45	175,041
153,008	4.000	11/01/45	145,732
54,664	4.000	03/01/46	52,016
3,932	4.500	05/01/46	3,837
28,375	4.000	06/01/46	26,979
44,274	4.500	08/01/46	43,211
8,570	4.000	08/01/46	8,148
68,910	4.000	10/01/46	65,521
15,836	4.500	06/01/47	15,540
465,115	4.500	11/01/47	453,794
158,137	4.000	12/01/47	150,539
149,900	4.000	01/01/48	142,511
574,765	4.000	02/01/48	545,795
398,082	4.000	03/01/48	377,713
461,172	4.000	06/01/48	438,008
143,021	4.000	08/01/48	135,658
633,116	5.000	11/01/48	633,705
816,138	4.500	01/01/49	791,428
228,990	4.500	03/01/49	222,058
640,661	4.500	04/01/49	621,856
40,925	3.500	07/01/49	37,509
972,170	3.000	09/01/49	859,545
1,414,162	4.500	03/01/50	1,375,025
2,299,896	2.500	09/01/50	1,945,724
2,592,847	2.000	10/01/50	2,071,663
2,592,002	2.000	11/01/50	2,070,085
857,042	2.500	11/01/50	722,116

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$1,675,601	2.500%	02/01/51	$ 1,400,593
2,360,777	2.500	05/01/51	1,994,278
5,889	4.500	05/01/51	5,704
743,436	2.000	05/01/51	592,685
4,065,965	2.000	12/01/51	3,229,518
2,575,510	2.000	02/01/52	2,044,780
153,452	4.500	04/01/52	147,260
792,222	5.500	09/01/52	802,367
896,393	6.000	11/01/52	920,973
157,363	6.000	12/01/52	162,072
840,705	4.500	05/01/53	815,055
889,278	6.500	06/01/54	931,175
1,000,000	2.500	TBA-30yr(e)	829,023
3,000,000	3.000	TBA-30yr(e)	2,594,064
2,000,000	5.000	TBA-30yr(e)	1,959,843
8,000,000	5.500	TBA-30yr(e)	7,996,871
6,000,000	6.000	TBA-30yr(e)	6,096,799
1,000,000	6.500	TBA-30yr(e)	1,032,188

			50,096,553

TOTAL FEDERAL AGENCIES			$ 70,720,301

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $87,376,579)			$ 85,020,026

Asset-Backed Securities(b) – 2.9%
Automotive – 0.7%
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
$125,295	4.700%	09/15/27	$ 125,264
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
200,000	4.780	07/16/29	200,780
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
325,000	4.870	08/15/36	331,205
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
275,000	4.740	01/16/29	276,011

			933,260

Collateralized Loan Obligations(a)(c) – 0.8%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	970,015

Credit Card – 0.3%
American Express Credit Account Master Trust Series 2025-3, Class A
400,000	4.510	04/15/32	405,365

Student Loan(a)(c) – 1.1%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
707,261	5.220	09/25/68	704,806

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan(a)(c) – (continued)
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
$790,467	5.075%	01/30/45	$ 778,935

			1,483,741

TOTAL ASSET-BACKED SECURITIES (Cost $3,862,372)			$ 3,792,381

Agency Debentures – 2.7%
Sovereign – 2.7%
Federal Home Loan Banks
$3,620,000	3.500%	06/11/32	$ 3,465,860
(Cost $3,663,328)

Municipal Debt Obligations – 1.6%
New Jersey – 1.6%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$ 2,112,263
(Cost $2,000,000)

U.S. Treasury Obligations – 50.2%
U.S. Treasury Bonds
$570,000	4.375%	05/15/40	$ 556,908
1,260,000	4.750	02/15/41	1,275,947
1,630,000	3.625	02/15/44	1,394,923
4,100,000	3.375	05/15/44	3,370,969
1,170,000	4.625	05/15/44	1,147,514
1,770,000	3.125	08/15/44	1,395,258
350,000	5.000	05/15/45	359,570
680,000	3.125	05/15/48	515,950
680,000	3.000	08/15/48	502,881
720,000	2.375	11/15/49	463,163
4,870,000	4.000	11/15/52	4,259,728
13,000	4.250	08/15/54	11,875
U.S. Treasury Inflation-Indexed Bonds
454,293	1.500	02/15/53	359,974
U.S. Treasury Notes
1,060,000	0.875	06/30/26	1,027,703
11,560,000	1.250	05/31/28	10,784,216
287,600	3.625	03/31/30	285,555
6,052,800	0.625	05/15/30	5,208,245
8,085,300	3.750	05/31/30	8,067,613
1,380,000	3.750	06/30/30	1,376,658
1,670,000	3.875	06/30/30	1,676,523
6,220,000	4.625	05/31/31	6,458,595
1,680,000	4.000	06/30/32	1,681,312
2,100,000	4.375	05/15/34	2,133,141
6,450,000	4.250	11/15/34	6,472,172

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury STRIPS Coupon
$1,791,200	0.000	%(f)	11/15/29	$ 1,513,908
440,000	0.000	(f)	08/15/30	360,102
440,000	0.000	(f)	11/15/30	356,045
470,000	0.000	(f)	08/15/31	367,314
900,000	0.000	(f)	11/15/31	695,121
440,000	0.000	(f)	08/15/33	312,285
360,000	0.000	(f)	08/15/35	230,081

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,536,952)				$ 64,621,249

Shares	Dividend Rate			Value

Investment Company(g) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,096	4.231%			$ 5,096
(Cost $5,096)

TOTAL INVESTMENTS – 123.4% (Cost $163,444,327)				$159,016,875

OTHER ASSETS IN EXCESS OF LIABILITIES – (23.4)%				(30,179,326)

NET ASSETS – 100.0%				$128,837,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $30,798,707 which represents approximately 23.9% of net assets as of June 30, 2025.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/15/25	$(3,000,000)	$(2,650,977)
Government National Mortgage Association	4.000	TBA - 30yr	07/15/25	(1,000,000)	(929,321)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/25	(1,000,000)	(981,931)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(9,000,000)	(7,121,248)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/25	(2,000,000)	(1,859,147)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(5,000,000)	(4,780,859)

(PROCEEDS RECEIVED: $(18,095,938))					$(18,323,483)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	5	09/19/25	$560,625	$8,397
2 Year U.S. Treasury Notes	84	09/30/25	17,473,969	53,723
Ultra Long U.S. Treasury Bonds	5	09/19/25	595,625	4,990

Total				$67,110

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year U.S. Treasury Notes	(63)	09/30/25	$(6,867,000)	$(14,621)
Ultra 10-Year U.S. Treasury Notes	(55)	09/19/25	(6,284,610)	(129,215)

Total				$(143,836)

TOTAL FUTURES CONTRACTS				$(76,726)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.490%(a)	12M SOFR(a)	05/31/27	$10		$11	$(14)	$25
12M SOFR(a)	3.620%(a)	06/30/27	5,660	(b)	22,489	(3,240)	25,729
12M SOFR(c)	3.368(c)	06/23/28	6,130	(b)	9,512	3,597	5,915
3.620(a)	12M SOFR(a)	11/30/29	6,360	(b)	(66,669)	(4,495)	(62,174)
3.600(a)	12M SOFR(a)	11/30/29	5,400	(b)	(52,375)	6,071	(58,446)
3.600(a)	12M SOFR(a)	06/23/30	6,470	(b)	(15,959)	(4,931)	(11,028)
12M SOFR(a)	4.098(a)	06/24/35	1,580	(b)	5,858	2,101	3,757

TOTAL					$(97,133)	$(911)	$(96,222)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(c)	Payments made at maturity.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 98.8%
U.S. Treasury Inflation-Indexed Bonds
$10,222,664	1.500%	02/15/53	$ 8,100,264
16,857,960	2.125	02/15/54	15,434,911
U.S. Treasury Inflation-Indexed Notes
5,843,288	0.375	01/15/27	5,763,171
16,714,566	1.250	04/15/28	16,682,573
60,863,291	2.125	04/15/29	62,489,482
19,246,461	1.625	10/15/29	19,483,283
22,913,733	1.625	04/15/30	23,076,636
3,193,667	0.125	01/15/32	2,894,136
5,248,726	1.375	07/15/33	5,095,979
15,609,577	1.875	07/15/34	15,628,480
18,051,264	2.125	01/15/35	18,349,533
U.S. Treasury Notes
2,070,000	4.000	06/30/32	2,071,617

TOTAL U.S. TREASURY OBLIGATIONS (Cost $193,056,495)			$195,070,065

Shares	Dividend Rate	Value

Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,860	4.231%	$ 6,860
(Cost $ 6,860)

TOTAL INVESTMENTS – 98.8% (Cost $ 193,063,355)		$195,076,925

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		2,384,900

NET ASSETS – 100.0%		$197,461,825

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	122	09/19/25	$13,679,250	$261,589
2 Year U.S. Treasury Notes	12	09/30/25	2,496,281	(21)
20 Year U.S. Treasury Bonds	189	09/19/25	21,823,594	572,129
5 Year U.S. Treasury Notes	67	09/30/25	7,303,000	41,730

Total				$875,427

Short position contracts:
Ultra 10-Year U.S. Treasury Notes	(76)	09/19/25	(8,684,187)	(180,413)
Ultra Long U.S. Treasury Bonds	(134)	09/19/25	(15,962,750)	(386,663)

Total				$(567,076)

TOTAL FUTURES CONTRACTS				$308,351

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.007%(a)	12M CPI-U(a)	02/07/26	$6,300		$876,910	$7	$876,903
12M SOFR(b)	3.490%(b)	05/31/27	10		(10)	(14)	4
12M SOFR(b)	3.620(b)	06/30/27	17,320	(c)	68,817	(9,915)	78,732
12M SOFR(a)	3.368(a)	06/23/28	18,820	(c)	29,203	3,547	25,656
12M CPI-U(a)	2.103(a)	02/07/29	6,300		(865,642)	35	(865,677)
3.620(b)	12M SOFR(b)	11/30/29	19,430	(c)	(203,677)	(13,524)	(190,153)
3.600(b)	12M SOFR(b)	11/30/29	16,560	(c)	(160,616)	18,618	(179,234)
3.600(b)	12M SOFR(b)	06/23/30	19,880	(c)	(49,038)	(3,489)	(45,549)
12M SOFR(b)	3.845(b)	05/21/32	6,350	(c)	87,356	(4,374)	91,730
12M SOFR(b)	4.098(b)	06/24/35	4,840	(c)	17,945	1,974	15,971
4.213%(b)	12M SOFR(b)	05/21/55	3,660	(c)	(32,308)	23,115	(55,423)

TOTAL					$(231,060)	$15,980	$(247,040)

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.

Abbreviations:
CPI U	— Consumer Price Index For All Urban Consumers
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 47.7%
Aerospace & Defense(a) – 1.6%
Boeing Co.
$5,400,000	2.600%		10/30/25	$ 5,354,694
8,071,000	2.700		02/01/27	7,842,994
7,420,000	5.150		05/01/30	7,556,380

				20,754,068

Agriculture(a) – 0.8%
Altria Group, Inc.
2,833,000	4.875		02/04/28	2,871,245
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,832,000

				10,703,245

Automotive(a) – 0.7%
General Motors Financial Co., Inc.
8,800,000	1.500		06/10/26	8,542,160

Banks – 15.0%
Bank of America Corp. (5 yr. CMT + 2.760%)
1,690,000	4.375	(a)(b)	01/27/27	1,660,915
(5 yr. CMT + 3.231%)
1,595,000	6.125	(a)(b)	04/27/27	1,621,684
(Secured Overnight Financing Rate + 0.830%)
12,843,000	4.979	(a)(b)	01/24/29	13,029,480
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948	(a)(b)	07/22/28	7,080,150
Bank of New York Mellon Corp.(a)(b) (5 yr. CMT + 3.352%)
1,680,000	3.700		03/20/26	1,669,282
Bank of Nova Scotia(a)(b) (Secured Overnight Financing Rate + 0.890%)
6,955,000	4.932		02/14/29	7,040,338
Barclays PLC (5 yr. CMT + 5.867%)
1,640,000	6.125	(a)(b)	12/15/25	1,640,049
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674	(a)(b)	03/12/28	3,174,621
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829	(a)(b)	05/09/27	2,469,695
BNP Paribas SA(c)
10,000,000	4.375		09/28/25	9,982,000
BPCE SA(a)(b)(c) (Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652		10/06/26	3,645,049
Citigroup, Inc. (3 mo. USD Term SOFR + 4.779%)
1,610,000	6.250	(a)(b)	08/15/26	1,625,762
(5 yr. CMT + 3.209%)
1,555,000	7.375	(a)(b)	05/15/28	1,635,098
(5 yr. CMT + 3.417%)
5,000,000	3.875	(a)(b)	02/18/26	4,934,850
(5 yr. CMT + 3.597%)
4,865,000	4.000	(a)(b)	12/10/25	4,829,583
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	(a)(b)	02/24/28	6,847,540
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	(a)(b)	05/24/28	7,027,230
Citizens Financial Group, Inc.(a)(b) (5 yr. CMT + 5.313%)
4,165,000	5.650		10/06/25	4,162,626

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Comerica, Inc.(a)(b) (5 yr. CMT + 5.291%)
$5,412,000	5.625%		07/01/25	$ 5,412,000
Credit Agricole SA(a)(b)(c) (5 yr. USD Swap + 6.185%)
2,410,000	8.125		12/23/25	2,438,173
Deutsche Bank AG (Secured Overnight Financing Rate + 1.210%)
4,417,000	5.373	(a)(b)	01/10/29	4,495,446
(Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706	(a)(b)	02/08/28	3,187,480
HSBC Holdings PLC(a)(b) (Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390		11/03/28	3,126,324
Huntington National Bank(a)(b) (Secured Overnight Financing Rate + 0.720%)
1,569,000	5.065		04/12/28	1,566,286
ING Groep NV(a)(b)(c) (1 yr. CMT + 1.100%)
4,750,000	1.400		07/01/26	4,750,000
JPMorgan Chase & Co. (5 yr. CMT + 2.850%)
1,690,000	3.650	(a)(b)	06/01/26	1,663,670
(Secured Overnight Financing Rate + 0.800%)
3,037,000	4.915	(a)(b)	01/24/29	3,077,422
KeyBank NA
2,515,000	4.150		08/08/25	2,511,554
M&T Bank Corp.(a)(b) (5 yr. CMT + 2.679%)
3,599,000	3.500		09/01/26	3,477,318
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
2,100,000	1.340		01/12/27	2,064,762
Morgan Stanley (Secured Overnight Financing Rate + 0.720%)
4,025,000	0.985	(a)(b)	12/10/26	3,960,761
(Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042	(a)(b)	07/19/30	5,085,650
(Secured Overnight Financing Rate + 1.380%)
5,964,000	4.994	(a)(b)	04/12/29	6,051,492
NatWest Group PLC(a)(b) (5 yr. USD Swap + 5.720%)
2,445,000	8.000		08/10/25	2,451,088
PNC Financial Services Group, Inc.(a)(b) (5 yr. CMT + 3.238%)
1,610,000	6.200		09/15/27	1,640,590
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519		01/19/28	3,189,547
Sumitomo Mitsui Trust Bank Ltd.(c)
10,294,000	4.500		03/13/28	10,340,529
Toronto-Dominion Bank
4,754,000	4.861		01/31/28	4,818,036
Truist Financial Corp.(a)(b) (5 yr. CMT + 4.605%)
3,200,000	4.950		09/01/25	3,193,056
Wells Fargo & Co. (5 yr. CMT + 3.453%)
1,685,000	3.900	(a)(b)	03/15/26	1,669,700
(5 yr. CMT + 3.606%)
1,515,000	7.625	(a)(b)	09/15/28	1,628,973
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	(a)(b)	03/24/28	6,907,390
(Secured Overnight Financing Rate + 1.560%)
9,910,000	4.540	(a)(b)	08/15/26	9,907,225

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.980%)
$7,000,000	4.808	%(a)(b)	07/25/28	$ 7,057,820
Westpac New Zealand Ltd.(c)
2,265,000	4.902		02/15/28	2,293,766

				192,042,010

Beverages(a)(c) – 0.6%
Bacardi-Martini BV
3,775,000	5.550		02/01/30	3,874,358
JDE Peet’s NV
4,230,000	2.250		09/24/31	3,606,329

				7,480,687

Building Materials(a)(c) – 0.2%
JELD-WEN, Inc.
125,000	4.875		12/15/27	116,336
Standard Industries, Inc.
1,940,000	4.750		01/15/28	1,919,611

				2,035,947

Chemicals(a) – 0.6%
Celanese U.S. Holdings LLC(d)
2,332,000	6.415		07/15/27	2,414,926
International Flavors & Fragrances, Inc.(c)
2,148,000	1.230		10/01/25	2,127,379
OCP SA(c)
1,530,000	6.100		04/30/30	1,547,213
SNF Group SACA(c)
1,650,000	3.125		03/15/27	1,600,054

				7,689,572

Commercial Services(a) – 1.3%
Brink’s Co.(c)
915,000	6.500		06/15/29	942,953
DP World Crescent Ltd.
2,060,000	3.750		01/30/30	1,960,862
Global Payments, Inc.
3,175,000	1.200		03/01/26	3,099,467
Quanta Services, Inc.
10,660,000	4.750		08/09/27	10,750,077

				16,753,359

Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
827,000	4.625	(a)	10/15/27	830,341
5,000,000	6.150	(a)	09/30/30	5,332,350
Air Lease Corp.
1,100,000	3.375	(a)	07/01/25	1,100,000
5,175,000	1.875	(a)	08/15/26	5,031,653
Ally Financial, Inc.(a)(b) (7 yr. CMT + 3.481%)
3,740,000	4.700		05/15/28	3,358,258
American Express Co.(a)(b) (5 yr. CMT + 2.854%)
1,725,000	3.550		09/15/26	1,686,239
Aviation Capital Group LLC(a)(c)
1,725,000	1.950		01/30/26	1,697,780
Jefferies Financial Group, Inc.(a)
6,879,000	5.000		02/10/26	6,872,052

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Macquarie Airfinance Holdings Ltd.(a)(c)
$260,000	6.400%	03/26/29	$ 271,573
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,695,000
Rocket Cos., Inc.(a)(c)
2,135,000	6.125	08/01/30	2,175,714
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(c)
10,460,000	2.875	10/15/26	10,205,090

			41,256,050

Electrical(a) – 1.3%
Emera, Inc.(b) (3 mo. USD LIBOR + 5.440%)
3,105,000	6.750	06/15/76	3,127,480
Enel Finance International NV(c)
7,875,000	1.625	07/12/26	7,642,688
Entergy Corp.
2,800,000	0.900	09/15/25	2,777,796
Vistra Operations Co. LLC(c)
2,965,000	5.000	07/31/27	2,960,819

			16,508,783

Electrical Components & Equipment(a)(c) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,528,986

Energy-Alternate Sources(a)(c) – 0.0%
Greenko Dutch BV
176,000	3.850	03/29/26	172,568

Engineering & Construction(a) – 0.4%
AECOM
2,750,000	5.125	03/15/27	2,755,583
MasTec, Inc.
754,000	5.900	06/15/29	780,925
Mexico City Airport Trust
2,040,000	3.875	04/30/28	1,977,780

			5,514,288

Entertainment(a)(c) – 0.3%
Caesars Entertainment, Inc.
3,500,000	4.625	10/15/29	3,340,645
Six Flags Entertainment Corp.
616,000	7.000	07/01/25	616,000

			3,956,645

Environmental(a) – 1.1%
Veralto Corp.
6,710,000	5.500	09/18/26	6,790,453
Waste Management, Inc.
7,332,000	4.500	03/15/28	7,408,766

			14,199,219

Food & Drug Retailing – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(c)
3,630,000	3.250	03/15/26	3,580,124
Campbell’s Co.
3,700,000	5.200	03/19/27	3,754,316

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Mars, Inc.(a)(c)
$13,054,000	4.600%	03/01/28	$ 13,162,348

			20,496,788

Gas(a) – 0.8%
NiSource, Inc.
10,050,000	0.950	08/15/25	10,002,363

Healthcare Providers & Services(a) – 2.4%
Centene Corp.
1,900,000	4.250	12/15/27	1,871,804
8,410,000	2.450	07/15/28	7,819,113
GE HealthCare Technologies, Inc.
6,150,000	5.650	11/15/27	6,337,083
HCA, Inc.
6,000,000	5.875	02/15/26	6,005,400
3,650,000	5.625	09/01/28	3,757,967
5,517,000	4.125	06/15/29	5,420,618

			31,211,985

Insurance(c) – 0.2%
Athene Global Funding
305,000	1.450	01/08/26	300,044
Great-West Lifeco U.S. Finance 2020 LP(a)
2,000,000	0.904	08/12/25	1,990,740

			2,290,784

Internet – 0.9%
Gen Digital, Inc.(a)(c)
3,110,000	6.750	09/30/27	3,166,291
Netflix, Inc.(c)
6,025,000	5.375	11/15/29	6,293,655
Uber Technologies, Inc.(a)
1,600,000	4.300	01/15/30	1,594,208

			11,054,154

Investment Companies(a) – 0.2%
Blue Owl Credit Income Corp.
3,355,000	3.125	09/23/26	3,265,421

Iron/Steel(c) – 0.0%
POSCO
310,000	5.750	01/17/28	318,159

Leisure Time(a)(c) – 0.3%
Carnival Corp.
2,280,000	5.750	03/01/27	2,298,377
Royal Caribbean Cruises Ltd.
1,825,000	5.625	09/30/31	1,836,278

			4,134,655

Lodging(a) – 0.2%
Las Vegas Sands Corp.
1,820,000	5.625	06/15/28	1,855,035
680,000	6.000	06/14/30	700,973

			2,556,008

Machinery-Diversified(a) – 2.0%
Ingersoll Rand, Inc.
17,330,000	5.197	06/15/27	17,612,999

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(a) – (continued)
Nordson Corp.
$7,468,000	4.500%		12/15/29	$ 7,471,062

				25,084,061

Media(a) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,911,000	4.908		07/23/25	2,910,680

Mining(a)(c) – 0.7%
Glencore Funding LLC
4,200,000	1.625		09/01/25	4,177,488
5,000,000	5.371		04/04/29	5,123,150

				9,300,638

Miscellaneous Manufacturing(a) – 0.9%
Axon Enterprise, Inc.(c)
750,000	6.125		03/15/30	771,563
Hillenbrand, Inc.
1,191,000	6.250		02/15/29	1,213,022
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,170,062

				11,154,647

Office & Business Equipment(a)(c) – 0.1%
Xerox Holdings Corp.
1,153,000	5.000		08/15/25	1,148,065

Oil Field Services – 1.0%
Canadian Natural Resources Ltd.(a)
1,875,000	2.050		07/15/25	1,872,900
Pertamina Persero PT(a)
2,630,000	3.100		01/21/30	2,445,900
Petroleos Mexicanos
210,000	6.875	(a)	10/16/25	209,677
200,000	6.500		01/23/29	195,778
300,000	8.750	(a)	06/02/29	310,074
Petronas Capital Ltd.(a)(c)
1,450,000	4.950		01/03/31	1,474,940
QatarEnergy(a)
2,160,000	1.375		09/12/26	2,077,294
Saudi Arabian Oil Co.(a)
2,130,000	1.625		11/24/25	2,100,169
Sunoco LP(a)(c)
1,740,000	7.000		05/01/29	1,812,140

				12,498,872

Packaging(a) – 0.4%
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,139,264
Silgan Holdings, Inc.(c)
1,925,000	1.400		04/01/26	1,873,025

				5,012,289

Pharmaceuticals – 1.1%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,623,219

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
PRA Health Sciences, Inc.(a)(c)
$3,144,000	2.875%		07/15/26	$ 3,068,670

				13,691,889

Pipelines(a) – 2.0%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,804,240
DCP Midstream Operating LP
2,690,000	5.625		07/15/27	2,748,266
Hess Midstream Operations LP
1,710,000	5.875	(c)	03/01/28	1,735,376
710,000	6.500	(c)	06/01/29	729,710
MPLX LP
8,300,000	1.750		03/01/26	8,137,237
NGPL PipeCo LLC(c)
410,000	4.875		08/15/27	408,016
ONEOK, Inc.
6,405,000	4.250		09/24/27	6,396,289
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,775,325
Venture Global LNG, Inc.(c)
30,000	7.000		01/15/30	30,360

				25,764,819

Real Estate Investment Trust(a) – 0.4%
American Tower Corp.
1,400,000	1.300		09/15/25	1,389,402
Crown Castle, Inc.
1,750,000	1.350		07/15/25	1,747,515
Starwood Property Trust, Inc.(c)
1,425,000	6.500		07/01/30	1,472,395

				4,609,312

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc.(c)
2,705,000	6.125		06/15/29	2,779,063
Murphy Oil USA, Inc.
3,670,000	5.625		05/01/27	3,669,449
Penske Automotive Group, Inc.
3,310,000	3.500		09/01/25	3,298,581

				9,747,093

Semiconductors(a) – 1.0%
Broadcom, Inc.
9,815,000	5.050		07/12/27	9,960,752
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,357,852

				12,318,604

Software – 1.9%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,257,422
4,400,000	4.300	(a)	09/10/29	4,403,476
Fair Isaac Corp.(a)(c)
2,705,000	5.250		05/15/26	2,705,324
Infor LLC(a)(c)
1,075,000	1.750		07/15/25	1,073,323

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp.
$5,163,000	4.800	%(a)	08/03/28	$ 5,247,157
6,300,000	2.950	(a)	04/01/30	5,879,538
Synopsys, Inc.(a)
3,963,000	4.650		04/01/28	4,003,502

				24,569,742

Telecommunication Services(a) – 0.3%
T-Mobile USA, Inc.
3,725,000	3.750		04/15/27	3,687,415

Toys/Games/Hobbies(a)(c) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,823,670

Trucking & Leasing(a)(c) – 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,884,215
1,690,000	5.350		01/12/27	1,709,080
5,000,000	3.350		11/01/29	4,760,450

				11,353,745

TOTAL CORPORATE OBLIGATIONS (Cost $606,570,719)				$ 610,143,445

Mortgage-Backed Obligations – 14.4%
Collateralized Mortgage Obligations – 3.2%
Interest Only – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$301,882	1.682	%(b)(e)	05/15/45	$ 34,129
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
204,302	1.582	(b)(e)	05/15/46	23,582
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
174,772	1.632	(b)(e)	03/15/44	17,812
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
3,143,310	4.000	(e)	08/25/50	637,754
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
277,521	1.730	(b)(e)	02/25/46	33,898
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
343,844	1.680	(b)(e)	05/25/47	43,372
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,167,410	1.680	(b)(e)	07/25/50	274,039
Federal National Mortgage Association REMICS Series 2010- 135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
54,917	1.530	(b)(e)	12/25/40	4,766
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
112,718	1.668	(a)(b)(e)	10/20/43	6,086

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
$120,743	1.228	%(a)(b)(e)	07/20/47	$ 12,615
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
264,290	1.768	(a)(b)(e)	09/20/48	32,672
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
272,817	1.618	(a)(b)(e)	01/20/49	31,994
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
121,420	1.668	(a)(b)(e)	06/20/49	14,170
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,198,096	4.000	(a)(e)	06/20/50	260,681
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,326,259	2.500	(a)(e)	10/20/50	496,783
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
191,072	1.618	(a)(b)(e)	08/20/43	21,584
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
71,388	1.168	(a)(b)(e)	11/20/44	6,821
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
123,758	1.818	(a)(b)(e)	09/20/45	15,711
Government National Mortgage Association REMICS Series 2016-27, Class IA
65,110	4.000	(a)(e)	06/20/45	9,222
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
261,046	1.768	(a)(b)(e)	09/20/48	32,739
Government National Mortgage Association REMICS Series 2019-153, Class EI
6,176,479	4.000	(a)(e)	12/20/49	1,308,960
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
6,827,105	1.618	(a)(b)(e)	04/20/50	890,471
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,519,984	5.000	(a)(e)	05/20/50	364,840

				4,574,701

Sequential Fixed Rate – 0.8%
CIM Trust Series 2025-I1, Class A2
1,941,048	5.908	(a)(c)(d)	10/25/69	1,958,124

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2012- 111, Class B
$7,788	7.000%		10/25/42	$ 8,326
Federal National Mortgage Association REMICS Series 2012- 153, Class B
26,060	7.000		07/25/42	28,343
JP Morgan Mortgage Trust Series 2025-VIS1, Class A2
3,484,139	5.695	(a)(c)(d)	08/25/55	3,497,953
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
2,940,099	5.562	(a)(c)(d)	03/25/70	2,959,640
Verus Securitization Trust Series 2023-INV2, Class A2
1,494,635	6.928	(a)(c)(d)	08/25/68	1,509,620

				9,962,006

Sequential Floating Rate – 2.1%
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A
2,404,820	5.500	(a)(b)(c)	12/25/55	2,412,655
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
1,850,000	5.955	(a)(b)(c)	05/25/44	1,859,053
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
25,000	6.256	(a)(b)(c)	03/25/44	25,233
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
817,896	5.305	(a)(b)(c)	07/25/44	817,386
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,900,000	6.005	(a)(b)(c)	07/25/44	1,906,905
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
3,425,000	5.905	(a)(b)(c)	09/25/44	3,441,219
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03, Class 2M2 (1 mo. USD Term SOFR + 2.250%)
3,150,000	6.555	(a)(b)(c)	03/25/45	3,204,825
GCAT Trust Series 2024-INV4, Class A6
2,247,741	5.500	(a)(b)(c)	12/25/54	2,254,226
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
3,589,618	2.198	(a)(b)	09/20/53	249,090
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,882,476	2.520	(a)(b)(c)	05/25/52	3,275,478
JP Morgan Mortgage Trust Series 2025-DSC1, Class A1
3,076,198	5.664	(a)(b)(c)	09/25/65	3,103,086
JP Morgan Mortgage Trust Series 2025-VIS2, Class A1
3,825,000	5.385	(a)(b)(c)	01/25/63	3,827,851

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
$64,685	3.750	%(a)(b)(c)	05/28/52	$ 61,769

				26,438,776

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				40,975,483

Commercial Mortgage-Backed Securities – 7.6%
Regular Floater – 0.3%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$3,500,000	6.444	%(b)(c)	11/15/29	$ 3,499,131
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	7.242	(b)(c)	11/15/29	949,173

				4,448,304

Sequential Fixed Rate – 4.6%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(c)	08/10/35	3,788,031
Bank Series 2023-BNK46, Class A4
4,100,000	5.745	(a)	08/15/56	4,310,084
Bank5 Series 2023-5YR4, Class A3
1,298,420	6.500	(a)	12/15/56	1,368,225
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,441,236
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,565,201
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,122,502
Bank5 Series 2025-5YR14, Class A3
3,000,000	5.646	(a)	04/15/58	3,122,338
Bank5 Series 2025-5YR15, Class A3
2,450,000	5.452	(a)	06/15/30	2,520,959
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	2,993,404
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	840,065
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,366,329
BMO Mortgage Trust Series 2025-5C11, Class A3
2,400,000	5.669	(a)	07/15/58	2,498,927
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(c)	10/13/27	3,947,529
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(c)	09/15/50	934,199
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	693,102
COMM Mortgage Trust Series 2024-277P, Class A
3,650,000	6.338	(c)	08/10/44	3,840,095
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
2,100,000	3.598	(a)(c)	06/05/39	1,946,540
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
2,000,000	6.234	(c)	06/05/42	2,075,064

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
$3,150,000	6.890	%(a)	12/15/56	$ 3,336,181
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(c)	11/13/41	4,394,311
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(c)	11/13/41	3,388,947
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(c)	01/15/60	793,335

				58,286,604

Sequential Floating Rate – 2.7%
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	921,786
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	5.231	(b)(c)	03/15/37	1,157,821
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(b)	11/15/56	3,180,289
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	5.480	(b)(c)	03/15/37	1,058,169
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,800,000	6.200	(b)(c)	06/15/42	2,803,709
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
4,356,060	5.754	(b)(c)	02/15/39	4,360,762
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,670,725	5.703	(b)(c)	03/15/41	1,671,971
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,500,000	6.153	(b)(c)	04/15/26	3,496,943
BX Trust Series 2025-ROIC, Class A (1 mo. USD Term SOFR + 1.144%)
2,500,000	5.456	(b)(c)	03/15/30	2,484,415
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.497	(a)(b)	09/15/48	1,931,018
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
1,375,000	6.551	(b)(c)	01/13/40	1,423,478
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,375,000	5.649	(b)(c)	01/13/40	1,416,423
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,125,000	5.990	(b)(c)	10/05/39	1,147,672
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,200,000	6.004	(b)(c)	02/15/42	2,180,481
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.484	(b)(c)	07/15/35	3,168,909

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$1,950,000	5.935	%(b)(c)	07/15/35	$ 1,963,147

				34,366,993

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 97,101,901

Federal Agencies – 3.6%
Government National Mortgage Association – 1.1%
$1,035,132	4.500%		08/20/47	$ 1,012,880
159,997	5.000		03/20/48	160,925
1,607,820	4.000		05/20/48	1,516,591
573,945	4.500		06/20/48	560,172
582,609	4.500		07/20/48	568,628
886,888	4.500		09/20/48	865,052
613,878	4.500		10/20/48	598,380
770,554	4.500		12/20/48	750,378
1,889,249	4.500		01/20/49	1,839,781
581,963	4.500		02/20/49	565,997
781,614	4.500		03/20/49	761,149
413,013	4.500		10/20/49	402,844
766,441	5.000		12/20/49	766,222
47,015	5.000		02/20/50	47,282
4,171,715	3.000		11/20/51	3,663,624

				14,079,905

Uniform Mortgage-Backed Security – 2.5%
287	5.000		11/01/26	286
2,179	5.000		07/01/27	2,180
57,319	4.500		07/01/47	55,852
35,537	4.500		03/01/50	34,278
7,558,135	6.000		11/01/52	7,786,692
1,693,090	5.500		12/01/52	1,711,068
4,490,864	6.000		12/01/52	4,614,008
3,064,150	6.000		01/01/53	3,144,849
820,416	5.500		04/01/53	828,871
2,415,483	6.000		04/01/53	2,483,013
2,272,913	6.500		09/01/53	2,357,801
5,671,199	6.500		11/01/53	5,909,587
2,439,153	6.500		12/01/53	2,548,542

				31,477,027

TOTAL FEDERAL AGENCIES				$ 45,556,932

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $182,564,310)				$ 183,634,316

Asset-Backed Securities(a) – 11.2%
Automotive – 2.6%
Bank of America Auto Trust Series 2023-2A, Class A2(c)
$32,554	5.850%		08/17/26	$ 32,568
Exeter Automobile Receivables Trust Series 2025-1A, Class A2
1,420,009	4.700		09/15/27	1,419,663
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
800,000	4.670		08/15/28	800,123

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
	$64,806	5.240%	07/15/26	$ 64,821
Ford Credit Auto Lease Trust Series 2024-B, Class A3
	6,100,000	4.990	12/15/27	6,140,911
Ford Credit Auto Owner Trust Series 2024-1, Class A(c)(d)
	3,200,000	4.870	08/15/36	3,261,093
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(c)
	2,364,778	4.770	03/15/27	2,368,740
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	5,825,000	4.840	03/15/29	5,880,794
Nissan Auto Lease Trust Series 2024-A, Class A2A
	2,551,069	5.110	10/15/26	2,553,994
Santander Drive Auto Receivables Trust Series 2025-1, Class A2
	921,714	4.760	08/16/27	921,974
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	2,825,000	4.740	01/16/29	2,835,383
Tesla Auto Lease Trust Series 2023-B, Class A3(c)
	1,849,399	6.130	09/21/26	1,854,528
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	4,225,000	4.880	03/15/29	4,264,471
World Omni Auto Receivables Trust Series 2024-B, Class A2A
	1,337,230	5.480	09/15/27	1,339,103

				33,738,166

Collateralized Loan Obligations – 3.7%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.410%)
	7,600,000	5.621	07/20/38	7,600,000
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c) (3 mo. USD Term SOFR + 2.050%)
	3,600,000	6.320	10/18/36	3,609,490
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	11.920	01/20/37	2,054,492
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.452%)
	2,500,000	5.721	07/20/34	2,500,842
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	1,100,000	5.870	04/20/37	1,103,248
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,700,000	3.977	04/20/38	3,145,663
Dunedin Park CLO DAC Series 1X, Class AR(b) (3 mo. EUR EURIBOR + 0.980%)
	4,750,000	3.081	11/20/34	5,575,772
Jamestown CLO XVI Ltd. Series 2021-16A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.120%)
	$3,000,000	5.402	07/25/34	2,999,889
LCM 26 Ltd. Series 26A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
	743,517	5.601	01/20/31	743,768
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
	812,035	5.811	07/22/30	812,333

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.362%)
	$435,679	5.644%	12/21/29	$ 435,894
OCP Euro DAC Series 2025-12A, Class B1(b)(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,900,000	4.062	01/20/38	3,382,894
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	$4,000,000	5.743	10/25/34	4,007,300
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
	3,000,000	5.956	07/15/39	3,009,348
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)
	333,831	5.750	12/20/50	337,053
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
	2,200,000	5.950	01/20/37	2,206,010
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
	2,500,000	8.684	04/20/32	2,437,262
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
	1,745,042	5.556	07/15/32	1,745,269

				47,706,527

Credit Card – 1.7%
American Express Credit Account Master Trust Series 2024-3, Class A
	4,500,000	4.650	07/15/29	4,550,857
American Express Credit Account Master Trust Series 2025-3, Class A
	3,975,000	4.510	04/15/32	4,028,313
Barclays Dryrock Issuance Trust Series 2023-1, Class A
	7,300,000	4.720	02/15/29	7,316,324
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
	2,425,000	5.204	08/15/28	2,429,154
Discover Card Execution Note Trust Series 2023-A1, Class A
	3,800,000	4.310	03/15/28	3,797,376

				22,122,024

Student Loan(b) – 3.2%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(c) (3 mo. USD Term SOFR + 1.272%)
	1,522,128	5.541	04/20/31	1,522,897
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A(c) (3 mo. USD Term SOFR + 1.800%)
	3,600,000	6.075	07/24/36	3,607,052
CIFC Falcon Ltd. Series 2019-FAL, Class A(c) (3 mo. USD Term SOFR + 1.262%)
	3,782,967	5.531	01/20/33	3,787,931
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(c) (3 mo. USD Term SOFR + 1.830%)
	5,500,000	6.086	01/15/37	5,522,792
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(c) (3 mo. USD Term SOFR + 1.520%)
	4,500,000	5.790	04/18/37	4,514,747

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(b) – (continued)
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(c) (3 mo. USD Term SOFR + 1.380%)
	$3,700,000	5.702%	05/20/36	$ 3,705,173
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	219,290	5.525	07/25/45	219,092
Katayma CLO II Ltd. Series 2024-2A, Class B(c) (3 mo. USD Term SOFR + 2.150%)
	2,500,000	6.420	04/20/37	2,508,405
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(c) (3 mo. USD Term SOFR + 1.200%)
	5,305,193	5.470	01/20/32	5,299,802
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(c) (3 mo. USD Term SOFR + 1.400%)
	5,025,000	5.656	04/15/31	5,025,015
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1 mo. USD Term SOFR + 1.264%)
	352,246	5.570	09/25/65	351,184
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	3,500,000	3.729	07/15/35	4,100,576

				40,164,666

TOTAL ASSET-BACKED SECURITIES (Cost $141,782,468)				$ 143,731,383

Sovereign Debt Obligations – 2.0%
Sovereign – 1.1%
Hungary Government International Bonds
	$3,630,000	5.250%	06/16/29	$ 3,657,225
Korea Hydro & Nuclear Power Co. Ltd.(c)
	3,950,000	4.250	07/27/27	3,948,065
Mexico Government International Bonds(a)
	2,860,000	3.250	04/16/30	2,636,920
Republic of Poland Government International Bonds(a)
	2,600,000	4.625	03/18/29	2,635,750
Romania Government International Bonds(c)
	1,500,000	3.000	02/27/27	1,444,500

				14,322,460

United States Dollar – 0.9%
Indonesia Government International Bonds(a)
	6,030,000	4.550	01/11/28	6,084,270
Peru Government International Bonds(a)
	2,120,000	2.392	01/23/26	2,088,730
Romania Government International Bonds
	1,700,000	5.875	01/30/29	1,708,500
Saudi Government International Bonds(c)
	800,000	2.900	10/22/25	795,200

				10,676,700

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $24,801,329)				$24,999,160

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Shares	Description			Value

Common Stocks(c) – 0.0%
Real Estate Management & Development – 0.0%
22,377	Sunac Services Holdings Ltd.			$ 4,939
(Cost $42,588)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 7.7%
U.S. Treasury Bills(f)
$26,820,700	0.000%		09/18/25	$ 26,572,654
U.S. Treasury Notes
16,170,000	1.250		11/30/26	15,592,681
9,400,000	0.500		06/30/27	8,820,578
15,370,000	1.250		03/31/28	14,392,564
850,000	2.875		08/15/28	829,148
30,810,000	4.500		05/31/29	31,654,868

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,002,258)				$ 97,862,493

Shares	Dividend Rate			Value

Investment Company(g) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
142,906	4.231%			$ 142,906
(Cost $142,906)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 83.0% (Cost $1,052,906,578)				$1,060,518,642

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 13.6%
Certificates of Deposit(b) – 0.9%
National Bank of Kuwait
$12,310,000	4.600%		08/11/25	$ 12,312,152

Commercial Paper(f) – 12.7%
Air Lease Corp.
3,156,000	0.000	(c)	07/17/25	3,148,876
3,389,000	0.000	(c)	07/23/25	3,378,555
Alimentation Couche-Tard, Inc.
2,755,000	0.000	(c)	07/03/25	2,753,933
5,325,000	0.000	(c)	07/09/25	5,318,788
1,868,000	0.000	(c)	07/29/25	1,860,940
American Honda Finance Corp.
6,183,000	0.000		08/11/25	6,149,645
3,880,000	0.000		08/18/25	3,855,475
6,904,000	0.000		09/04/25	6,844,561
Bayer Corp.(c)
10,000,000	0.000		07/16/25	9,979,212
Beth Israel Deaconess Medical Center, Inc.
15,730,000	0.000		07/10/25	15,708,969
6,100,000	0.000		08/12/25	6,064,288

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Broadcom, Inc.(c)
$6,580,000	0.000%		07/24/25	$ 6,559,609
Campbell’s Co.(c)
5,908,000	0.000		08/13/25	5,874,283
Dominion Energy, Inc.(c)
11,584,000	0.000		08/27/25	11,498,000
Energy Transfer LP(c)
9,810,000	0.000		07/01/25	9,808,757
General Motors Financial Co., Inc.(c)
7,626,000	0.000		07/01/25	7,625,042
Hyundai Capital America(c)
5,593,000	0.000		08/27/25	5,551,207
Marathon Petroleum Corp.(c)
9,810,000	0.000		07/01/25	9,808,725
National Grid North America, Inc.(c)
6,167,000	0.000		07/29/25	6,144,132
Northrop Grumman Corp.
6,289,000	0.000		07/24/25	6,269,637
PPG Industries, Inc.
2,279,000	0.000		08/15/25	2,265,599
Protective Life Corp.(c)
3,083,000	0.000		08/07/25	3,067,917
Reckitt Benckiser Treasury Services PLC
5,208,000	0.000	(c)	07/01/25	5,207,361
6,274,000	0.000	(c)	07/14/25	6,263,177
3,847,000	0.000	(c)	08/20/25	3,821,729
3,848,000	0.000	(c)	08/21/25	3,822,262
Sysco Corp.(c)
3,728,000	0.000		07/01/25	3,727,523

				162,378,202

TOTAL SHORT-TERM INVESTMENTS (Cost $174,711,882)				$ 174,690,354

TOTAL INVESTMENTS – 96.6% (Cost $1,227,618,460)				$1,235,208,996

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%				42,885,228

NET ASSETS – 100.0%				$1,278,094,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,513,543	USD	987,917	08/25/25	$9,376
	AUD	11,615,082	USD	7,545,504	09/17/25	111,404
	AUD	2,945,564	USD	1,911,714	12/17/25	33,724
	BRL	535,717	USD	93,217	09/17/25	3,468
	CAD	9,877,284	USD	7,253,110	09/17/25	28,934
	CHF	5,917,422	USD	7,287,320	09/17/25	244,289
	CLP	326,454,600	USD	349,000	07/28/25	1,421
	CLP	360,628,561	USD	379,745	09/17/25	7,286
	CNH	107,193,329	USD	15,017,389	09/17/25	51,996
	CNH	1,549,533	USD	214,395	09/18/25	3,459
	COP	430,545,939	USD	103,059	09/17/25	1,189
	CZK	199,350,078	USD	9,227,453	09/17/25	292,771
	CZK	8,348,729	USD	385,815	12/17/25	14,042
	EUR	13,197,491	USD	15,183,158	09/17/25	443,933
	EUR	1,471,848	USD	1,676,358	09/18/25	66,564
	EUR	1,414,978	USD	1,653,924	12/17/25	31,134
	GBP	6,035,213	USD	8,164,735	09/17/25	123,674
	GBP	454,313	USD	613,726	12/17/25	10,437
	HUF	448,588,567	USD	1,265,343	09/17/25	51,447
	ILS	12,560,522	USD	3,559,412	09/17/25	173,384
	ILS	1,746,084	USD	475,961	09/18/25	42,959
	INR	182,296,147	USD	2,115,209	07/07/25	11,189
	INR	164,717,262	USD	1,903,275	07/09/25	17,879
	INR	81,994,734	USD	953,649	07/28/25	1,763
	INR	259,037,900	USD	3,007,009	09/17/25	4,331
	JPY	261,744,697	USD	1,824,449	09/17/25	9,282
	JPY	138,304,680	USD	973,011	12/17/25	5,588
	KRW	1,048,985,053	USD	770,930	07/02/25	5,841
	KRW	527,971,983	USD	385,000	07/07/25	5,353
	KRW	292,782,065	USD	214,774	07/09/25	1,723
	KRW	514,747,098	USD	380,434	07/11/25	249
	KRW	471,495,508	USD	346,969	07/28/25	2,147
	KRW	7,836,939,337	USD	5,797,760	09/17/25	22,542
	KRW	322,173,680	USD	233,259	09/18/25	6,026
	KRW	488,946,309	USD	364,802	12/17/25	289
	MXN	44,901,854	USD	2,333,096	09/17/25	39,987
	NOK	19,050,753	USD	1,885,703	09/17/25	5,275
	NZD	3,192,570	AUD	2,955,000	09/17/25	3,166
	NZD	10,106,792	USD	6,115,193	09/17/25	61,654
	PLN	18,664,305	USD	5,023,869	09/17/25	144,790
	SEK	33,295,340	USD	3,499,320	09/17/25	38,131
	SGD	7,450,405	USD	5,840,258	09/17/25	52,835
	TRY	30,693,442	USD	708,072	09/17/25	10,832
	TWD	20,467,750	USD	695,000	07/25/25	12,448
	TWD	29,955,571	USD	1,022,776	09/17/25	25,831
	TWD	6,454,649	USD	223,871	12/17/25	6,088
	USD	394,076	CAD	531,067	12/17/25	866
	USD	1,357,169	CNH	9,648,954	09/17/25	706
	USD	138,697	GBP	100,773	12/17/25	249
	USD	953,002	INR	81,521,398	07/09/25	2,190

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	278,224	INR	23,914,505	09/17/25	$216
	USD	779,248	INR	67,261,570	12/17/25	1,148
	USD	183,633	JPY	26,199,636	09/17/25	84
	USD	254,639	JPY	35,960,805	09/18/25	2,677
	USD	632,830	JPY	89,219,980	12/17/25	1,538
	USD	722,822	KRW	966,965,357	12/17/25	800
	USD	212,674	NOK	2,103,651	09/17/25	3,866
	USD	676,845	SEK	6,354,086	09/17/25	1,758
	USD	382,391	TWD	10,995,457	07/25/25	2,344
	ZAR	16,921,359	USD	947,167	09/17/25	3,181

TOTAL						$2,263,753

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	2,196,411	USD	1,626,015	09/17/25	$(6,708)
	GBP	100,804	USD	138,697	09/17/25	(259)
	INR	163,839,387	USD	1,913,002	07/14/25	(2,571)
	INR	454,379,735	USD	5,293,243	09/17/25	(11,037)
	JPY	632,088,378	USD	4,439,528	09/17/25	(11,243)
	JPY	42,497,402	USD	301,724	09/18/25	(3,963)
	JPY	25,947,269	USD	183,633	12/17/25	(39)
	KRW	260,233,478	USD	193,000	07/16/25	(475)
	KRW	1,113,960,761	USD	827,749	09/17/25	(438)
	NOK	28,466,561	USD	2,846,965	09/17/25	(21,372)
	TWD	10,995,457	USD	380,385	07/07/25	(2,587)
	TWD	8,142,395	USD	285,098	07/31/25	(3,198)
	TWD	8,761,888	USD	306,413	08/01/25	(2,991)
	USD	9,903,193	AUD	15,200,717	09/17/25	(117,444)
	USD	155,076	BRL	883,159	07/02/25	(7,395)
	USD	344,046	BRL	1,934,486	09/17/25	(5,089)
	USD	5,198,462	CAD	7,134,096	09/17/25	(61,162)
	USD	391,858	CAD	533,431	12/17/25	(3,102)
	USD	8,264,742	CHF	6,743,016	09/17/25	(317,674)
	USD	1,190,410	CHF	952,277	12/17/25	(35,465)
	USD	383,165	CLP	358,581,310	09/17/25	(1,669)
	USD	8,680,220	CNH	61,988,934	09/17/25	(34,268)
	USD	216,955	CNH	1,550,350	09/18/25	(1,015)
	USD	1,866,006	CNH	13,203,856	12/17/25	(2,500)
	USD	57,778	COP	240,825,751	09/17/25	(533)
	USD	4,047,590	CZK	87,259,739	09/17/25	(119,612)
	USD	1,388,823	CZK	29,964,509	12/17/25	(46,307)
	USD	19,375,561	EUR	16,834,162	09/17/25	(557,700)
	USD	323,163	EUR	296,791	09/19/25	(28,312)
	USD	16,572,989	EUR	14,070,065	09/23/25	(93,813)
	USD	1,375,009	EUR	1,166,350	12/17/25	(13,966)
	USD	1,124,437	GBP	826,063	08/28/25	(9,874)
	USD	8,376,186	GBP	6,257,377	09/17/25	(217,332)
	USD	94,191	GBP	69,091	12/17/25	(731)
	USD	1,575,967	HUF	552,507,574	09/17/25	(45,866)
	USD	2,732,133	ILS	9,506,376	09/17/25	(93,017)
	USD	497,174	ILS	1,745,915	09/18/25	(21,696)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	1,187,184	ILS	4,210,897	12/17/25	$(66,529)
	USD	2,117,056	INR	181,950,378	07/07/25	(5,309)
	USD	963,000	INR	82,733,256	07/09/25	(1,947)
	USD	206,022	INR	17,672,235	07/11/25	(74)
	USD	5,244,564	INR	455,073,433	09/17/25	(45,705)
	USD	3,639,444	JPY	524,705,192	09/17/25	(36,535)
	USD	612,429	JPY	88,102,682	09/18/25	(4,869)
	USD	282,792	JPY	40,095,820	12/17/25	(913)
	USD	769,796	KRW	1,048,985,053	07/02/25	(6,975)
	USD	381,767	KRW	522,064,113	07/07/25	(4,218)
	USD	216,090	KRW	293,767,383	07/09/25	(1,136)
	USD	379,998	KRW	516,701,918	07/11/25	(2,130)
	USD	731,738	KRW	996,883,673	07/14/25	(5,667)
	USD	2,879,920	KRW	3,978,576,900	09/17/25	(74,871)
	USD	1,048,932	KRW	1,480,963,567	09/18/25	(51,012)
	USD	939,305	KRW	1,264,276,986	12/17/25	(4,716)
	USD	3,522,483	MXN	68,042,918	09/17/25	(73,613)
	USD	1,812,076	NOK	18,305,667	09/17/25	(4,945)
	USD	600,421	NOK	6,059,831	12/17/25	(1,301)
	USD	1,035,060	NZD	1,718,236	07/31/25	(13,393)
	USD	10,871,350	NZD	17,935,111	09/17/25	(89,837)
	USD	455,989	NZD	747,617	12/17/25	(2,162)
	USD	7,083,638	PLN	26,383,920	09/17/25	(222,796)
	USD	2,699,922	SEK	25,818,722	09/17/25	(43,179)
	USD	535,596	SGD	684,144	09/17/25	(5,545)
	USD	523,726	TRY	22,729,298	09/17/25	(8,641)
	USD	369,285	TWD	10,995,457	07/07/25	(8,514)
	USD	736,701	TWD	21,576,117	07/28/25	(9,797)
	USD	1,740,444	TWD	50,756,816	09/17/25	(36,321)
	USD	361,126	ZAR	6,496,629	07/18/25	(5,301)
	USD	1,826,946	ZAR	32,607,183	09/17/25	(4,358)

TOTAL						$(2,744,732)

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.000%	TBA - 30yr	07/15/25	$(1,000,000)	$(929,321)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/25	(5,000,000)	(4,783,840)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	07/15/25	(2,000,000)	(1,999,218)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/15/25	(9,000,000)	(9,289,688)

(PROCEEDS RECEIVED: $(16,852,031))					$(17,002,067)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	2,745	09/30/25	$571,024,337	$2,081,776
30 Year German Euro-Buxl	4	09/08/25	559,480	(6,980)
5 Year German Euro-Bund	4	09/08/25	613,241	(3,046)
5 Year U.S. Treasury Notes	94	09/30/25	10,246,000	87,485
French 10 Year Government Bonds	3	09/08/25	437,632	(2,550)
ICE 3M Sonia Bonds	181	03/17/26	59,867,035	84,908

Total				$2,241,593

Short position contracts:
10 Year U.S. Treasury Notes	(4)	09/19/25	(448,500)	(5,119)
20 Year U.S. Treasury Bonds	(1)	09/19/25	(115,469)	(349)
Ultra 10-Year U.S. Treasury Notes	(99)	09/19/25	(11,312,297)	(231,595)
Ultra Long U.S. Treasury Bonds	(50)	09/19/25	(5,956,250)	(52,401)

Total				$(289,464)

TOTAL FUTURES CONTRACTS				$1,952,129

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	1.891%(b)	09/17/25	EUR	420,280	$(16,140)	$(14)	$(16,126)
12M SOFR(b)	3.620(b)	06/30/27		$45,080	179,116	(25,806)	204,922
6M EURO(c)	1.500(b)	09/17/27	EUR	5,610	(64,036)	(60,172)	(3,864)
3.500%(b)	12M SOFR(b)	09/17/27		$10	(30)	9	(39)
3.750(b)	12M SOFR(b)	09/17/27		72,320	(556,611)	(172,522)	(384,089)
6M EURO(b)	2.000(b)	09/17/27	EUR	4,030	20,913	21,251	(338)
3M STIBOR(d)	2.250(b)	09/17/27	SEK	414,070	316,965	191,735	125,230
6M CDOR(c)	2.500(c)	09/17/27	CAD	2,630	2,051	337	1,714
6M CDOR(c)	2.750(c)	09/17/27		62,250	269,050	161,240	107,810
6M AUDOR(d)	3.500(d)	09/17/27	AUD	10,470	54,109	39,562	14,547
6M GBP(b)	3.500(b)	09/17/27	GBP	1,000	(815)	(6,084)	5,269
6M GBP(b)	3.750(b)	09/17/27		48,950	276,082	30,254	245,828
3M NIBOR(c)	4.250(b)	09/17/27	NOK	399,360	384,023	154,210	229,813
3.750(d)	6M AUDOR(d)	09/17/27	AUD	111,880	(931,519)	(803,909)	(127,610)
0.750(b)	6M JYOR(b)	09/17/27	JPY	3,545,000	13,175	19,439	(6,264)
6M EURO(d)	2.143(e)	11/20/27	EUR	208,680	251,616	(1,984,300)	2,235,916
2.180(e)	6M EURO(c)	11/20/27		208,680	(165,065)	(1,760,375)	1,595,310
6M EURO(c)	2.500(b)	05/14/28		14,653	129,515	(239,979)	369,494
12M SOFR(e)	3.368(e)	06/23/28		$58,540	90,836	3,908	86,928
6M EURO(c)	2.325(b)	02/25/29	EUR	10,924	8,197	(644,064)	652,261
3.620(b)	12M SOFR(b)	11/30/29		$50,300	(527,275)	(35,568)	(491,707)
3.600(b)	12M SOFR(b)	11/30/29		43,070	(417,735)	48,423	(466,158)
3.600(b)	12M SOFR(b)	06/23/30		61,670	(152,122)	1,970	(154,092)
6M EURO(c)	2.000(b)	09/17/30	EUR	12,670	(200,840)	(191,578)	(9,262)
6M CDOR(c)	2.750(c)	09/17/30	CAD	8,990	39,851	3,529	36,322
6M GBP(b)	3.750(b)	09/17/30	GBP	11,650	80,667	(56,459)	137,126

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M NZDOR(d)	3.750%(c)	09/17/30	NZD	20,030	$79,616	$61,299	$18,317
1.000%(b)	6M JYOR(b)	09/17/30	JPY	12,547,340	(270,551)	(207,789)	(62,762)
12M SOFR(b)	3.845(b)	05/21/32		$9,900	136,193	(2,934)	139,127
12M SOFR(b)	3.750(b)	09/17/32		230	3,413	(174)	3,587
1.295(b)	6M JYOR(b)	08/02/34	JPY	1,901,886	64,575	(584,661)	649,236
12M SOFR(b)	4.098(b)	06/24/35		$15,030	55,726	(2,749)	58,475
6M CHFOR(b)	0.500(b)	09/17/35	CHF	490	(3,126)	(1,021)	(2,105)
3.750(b)	12M SOFR(b)	09/17/35		$5,030	(30,240)	69,225	(99,465)
6M EURO(c)	2.000(b)	09/17/35	EUR	2,030	(131,194)	(118,498)	(12,696)
3M STIBOR(d)	2.750(b)	09/17/35	SEK	14,790	27,887	10,668	17,219
6M CDOR(c)	3.000(c)	09/17/35	CAD	2,650	2,090	(16,753)	18,843
6M GBP(b)	3.750(b)	09/17/35	GBP	2,190	(59,153)	(89,530)	30,377
12M SOFR(b)	3.750(b)	09/17/35		$840	5,050	(6,145)	11,195
4.250(b)	3M NIBOR(c)	09/17/35	NOK	62,190	(252,269)	(126,103)	(126,166)
3M NZDOR(d)	4.250(c)	09/17/35	NZD	12,280	85,413	73,914	11,499
4.500(c)	6M AUDOR(c)	09/17/35	AUD	2,400	(56,656)	(45,583)	(11,073)
1.250(b)	6M JYOR(b)	09/17/35	JPY	2,999,000	(839)	70,566	(71,405)
6M JYOR(b)	2.160(b)	08/02/44		2,141,380	(469,877)	(758,371)	288,494
6M EURO(c)	2.000(b)	09/17/45	EUR	2,640	(392,664)	(342,348)	(50,316)
2.000(b)	6M EURO(c)	05/17/53		5,249	440,210	(63,868)	504,078
2.500(b)	6M EURO(c)	11/10/53		3,293	100,975	(377,980)	478,955
4.213(b)	12M SOFR(b)	05/21/55		$5,710	(50,404)	37,543	(87,947)
6M JYOR(b)	1.750(b)	09/17/55	JPY	848,000	(636,340)	(631,742)	(4,598)
1.750(b)	6M EURO(c)	09/17/55	EUR	3,370	821,547	729,418	92,129
6M EURO(b)	2.530(b)	03/19/56		3,790	(137,503)	(31,025)	(106,478)
2.610(b)	6M EURO(c)	03/19/56		3,790	154,785	14,478	140,307
2.500(b)	6M EURO(c)	09/17/75		1,340	76,412	21,256	55,156

TOTAL					$(1,352,946)	$(7,623,870)	$6,270,924

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.
(e)	Payments made at maturity.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.041%	MS & Co. Int. PLC	12/15/56	$1,550	$(176,289)	$(207,884)	$31,595

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.296%	06/20/26	$3,475	$24,559	$12,504	$12,055
AT&T, Inc., 3.800%, 02/15/27	1.000	0.240	12/20/25	10,000	38,973	10,115	28,858
CDX.NA.HY Index 44	5.000	3.186	06/20/30	30,000	2,298,834	1,486,810	812,024
CDX.NA.IG Index 40	1.000	0.281	06/20/28	19,049	393,408	183,697	209,711
CDX.NA.IG Index 42	1.000	0.397	06/20/29	136,199	3,081,923	2,083,927	997,996
CDX.NA.IG Index 43	1.000	0.453	12/20/29	99,300	2,266,538	2,065,738	200,800

TOTAL					$8,104,235	$5,842,791	$2,261,444

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	BofA Securities LLC	2.250%	03/08/2027	16,000,000	$16,000,000	$122,151	$103,547	$18,604
2Y IRS	Deutsche Bank AG	1.950	05/11/2026	4,860,000	4,860,000	23,446	63,705	(40,259)
2Y IRS	Deutsche Bank AG	2.050	05/13/2026	4,920,000	4,920,000	30,688	67,263	(36,576)
2Y IRS	Deutsche Bank AG	2.000	11/11/2026	4,910,000	4,910,000	36,104	78,797	(42,693)
9M IRS	JPMorgan Securities, Inc.	2.450	03/24/2026	2,650,000	2,650,000	35,538	41,848	(6,310)

Total purchased option contracts				33,340,000	$33,340,000	$247,927	$355,160	$(107,234)

Written option contracts
Calls
2Y IRS	BofA Securities LLC	2.347	03/08/2027	(1,490,000)	(1,490,000)	(64,912)	(102,444)	37,532
2Y IRS	Deutsche Bank AG	2.065	05/11/2026	(1,430,000)	(1,430,000)	(9,673)	(64,093)	54,420
2Y IRS	Deutsche Bank AG	2.105	05/13/2026	(1,450,000)	(1,450,000)	(11,053)	(65,743)	54,689
2Y IRS	Deutsche Bank AG	2.085	11/11/2026	(1,440,000)	(1,440,000)	(19,193)	(79,699)	60,507
9M IRS	JPMorgan Securities, Inc.	2.498	03/24/2026	(1,110,000)	(1,110,000)	(33,257)	(42,189)	8,932

Total written option contracts				(6,920,000)	$(6,920,000)	$(138,088)	$(354,168)	$216,080

TOTAL				26,420,000	$26,420,000	$109,839	$992	$108,846

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Abbreviations:
2Y IRS	— 1 Year Interest Rate Swaptions
9M IRS	— 9 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 34.7%
Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$20,334	7.000	%(a)	07/15/27	$ 20,687
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
26,739	6.500	(a)	12/15/27	27,203
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
29,916	6.500		02/15/36	31,260
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
185,817	5.000		02/15/34	187,528
Federal National Mortgage Association REMICS Series 2012- 111, Class B
118,772	7.000		10/25/42	126,975
Federal National Mortgage Association REMICS Series 2012- 153, Class B
419,573	7.000		07/25/42	456,327

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				849,980

Federal Agencies – 34.5%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.2%
(RFUCC 1 yr. Treasury + 1.840%)(b)
$69,511	7.076%		11/01/34	$ 71,462
(1 yr. CMT + 2.250%)(b)
171,143	6.764		06/01/35	174,397
(RFUCC 1 yr. Treasury + 2.330%)(b)
23,140	7.330		05/01/36	24,094
(RFUCC 6 mo. Treasury + 2.057%)(b)
10,860	6.682		10/01/36	11,163
(RFUCC 1 yr. Treasury + 1.753%)(b)
44,871	7.084		06/01/42	46,572
(RFUCC 1 yr. Treasury + 1.647%)(b)
429,940	7.052		11/01/44	442,824

				770,512

Adjustable Rate Federal National Mortgage Association – 0.5%
(11th District Cost of Funds - Consumer + 1.695%)(b)
1,429	4.627		08/01/29	1,422
(RFUCC 1 yr. Treasury + 1.755%)(b)
18,804	7.630		07/01/32	19,261
(RFUCC 1 yr. Treasury + 1.800%)(b)
139,067	6.722		05/01/33	143,011
(11th District Cost of Funds - Consumer + 1.254%)(b)
192,182	4.589		08/01/33	192,378
(1 yr. CMT + 2.288%)(b)
63,075	6.538		02/01/34	64,446
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,260	6.445		05/01/34	4,375
(RFUCC 1 yr. Treasury + 1.720%)(b)
136,073	6.700		05/01/34	139,956
14,596	6.595		03/01/35	15,030
17,258	6.845		04/01/35	17,813
(1 yr. CMT + 2.220%)(b)
116,649	7.345		06/01/34	119,195

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.685%)(b)
$28,893	7.185%	10/01/34	$ 29,689
(RFUCC 1 yr. Treasury + 1.625%)(b)
53,453	6.670	10/01/34	54,834
(RFUCC 1 yr. Treasury + 1.686%)(b)
37,782	6.666	03/01/35	38,891
(RFUCC 1 yr. Treasury + 1.325%)(b)
72,726	6.325	04/01/35	74,145
(RFUCC 1 yr. Treasury + 1.423%)(b)
51,956	6.398	05/01/35	53,109
(1 yr. CMT + 2.095%)(b)
43,639	6.634	10/01/35	44,558
(RFUCC 1 yr. Treasury + 1.683%)(b)
115,942	6.575	03/01/36	119,480
(RFUCC 1 yr. Treasury + 1.950%)(b)
332,451	6.825	04/01/36	344,778
(RFUCC 1 yr. Treasury + 1.985%)(b)
73,110	7.985	06/01/36	75,756
(1 yr. MTA + 2.107%)(b)
204,997	6.596	07/01/36	208,844
(RFUCC 1 yr. Treasury + 1.935%)(b)
26,255	6.734	11/01/36	27,213
3,246	6.560	11/01/36	3,363
(RFUCC 1 yr. Treasury + 1.713%)(b)
243,519	6.861	07/01/37	251,219

			2,042,766

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
33,415	4.875	05/20/34	33,856
98,689	4.625	07/20/34	99,745
95,690	4.625	08/20/34	96,729
600,813	4.625	09/20/34	607,345
86,577	4.750	10/20/34	87,363
94,396	4.750	12/20/34	95,268

			1,020,306

Federal Home Loan Mortgage Corp. – 0.4%
2,940	7.500	01/01/31	3,114
9,782	4.500	07/01/33	9,844
240,258	4.500	08/01/33	241,804
482,565	4.500	09/01/33	485,671
44,966	4.500	10/01/33	45,256
1,039	4.500	04/01/34	1,046
1,185	4.500	04/01/35	1,192
954	4.500	07/01/35	959
2,008	4.500	08/01/35	2,017
9,403	4.500	09/01/35	9,456
2,758	4.500	10/01/35	2,772
474	4.500	12/01/35	478
381	4.500	05/01/36	383
33,707	4.500	01/01/38	33,875
522	4.500	04/01/38	521
284	4.500	05/01/38	284
2,152	4.500	06/01/38	2,163
55,594	4.500	09/01/38	55,665
1,218	4.500	01/01/39	1,217
28,877	4.500	02/01/39	28,835

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$16,340	4.500%	03/01/39	$ 16,314
3,387	4.500	04/01/39	3,382
80,570	4.500	05/01/39	80,444
245,807	4.500	06/01/39	245,419
10,390	4.500	07/01/39	10,374
11,953	4.500	08/01/39	11,934
16,247	4.500	09/01/39	16,221
3,016	4.500	10/01/39	3,011
5,348	4.500	11/01/39	5,340
6,545	4.500	12/01/39	6,534
10,125	4.500	01/01/40	10,109
2,736	4.500	02/01/40	2,730
6,777	4.500	04/01/40	6,764
11,372	4.500	05/01/40	11,348
13,931	4.500	06/01/40	13,902
7,969	4.500	07/01/40	7,952
9,609	4.500	08/01/40	9,589
6,788	4.500	09/01/40	6,774
2,779	4.500	10/01/40	2,774
3,665	4.500	02/01/41	3,643
10,778	4.500	03/01/41	10,712
17,458	4.500	04/01/41	17,349
20,850	4.500	05/01/41	20,723
37,026	4.500	06/01/41	36,799
3,309	4.500	07/01/41	3,288
103,847	4.500	08/01/41	103,219
107,264	4.500	09/01/41	107,022
6,846	4.500	12/01/41	6,804
95,642	4.500	03/01/42	95,055

			1,802,081

Federal National Mortgage Association – 0.0%
74,973	7.500	10/01/37	80,001

Government National Mortgage Association – 10.5%
812	6.500	01/15/32	830
2,289	6.500	02/15/32	2,361
1,779	6.500	08/15/34	1,870
7,303	6.500	05/15/35	7,605
1,242	6.500	06/15/35	1,295
5,638	6.500	07/15/35	5,870
2,155	6.500	08/15/35	2,245
4,231	6.500	09/15/35	4,413
7,305	6.500	11/15/35	7,618
2,467	6.500	12/15/35	2,565
12,701	6.500	01/15/36	13,215
14,468	6.500	02/15/36	15,092
8,138	6.500	03/15/36	8,475
26,044	6.500	04/15/36	27,251
29,351	6.500	05/15/36	30,590
25,734	6.500	06/15/36	26,827
90,908	6.500	07/15/36	95,548
91,940	6.500	08/15/36	96,563
198,507	6.500	09/15/36	209,109
74,607	6.500	10/15/36	78,362
107,802	6.500	11/15/36	114,262
37,308	6.500	12/15/36	39,076
14,963	6.500	01/15/37	15,623

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$12,270	6.500%	02/15/37		$ 12,865
7,611	6.500	03/15/37		7,945
11,328	6.500	04/15/37		11,871
4,264	6.500	05/15/37		4,527
19,215	6.500	09/15/37		20,148
24,966	6.500	10/15/37		27,054
10,988	6.500	11/15/37		11,522
7,827	6.500	05/15/38		8,213
28,829	6.000	11/15/38		30,043
1,872	6.500	01/15/39		1,933
3,164	6.500	02/15/39		3,290
1,874,041	4.500	08/20/47		1,833,755
40,285	4.500	02/20/48		39,394
98,612	4.500	05/20/48		96,307
502,737	4.500	09/20/48		490,359
3,638,154	5.000	09/20/48		3,636,776
2,831	5.000	11/20/48		2,828
1,373,706	4.500	12/20/48		1,337,737
3,113,109	5.000	12/20/48		3,109,984
277,286	4.500	01/20/49		270,026
1,617,523	5.000	01/20/49		1,612,866
23,570	5.000	03/20/49		23,547
835,750	4.000	04/20/49		786,239
10,174	5.000	05/20/49		10,164
370,370	5.000	06/20/49		369,998
56,620	5.000	11/20/49		56,687
602,651	5.000	12/20/49		602,479
164,063	5.000	07/20/50		164,995
452,797	4.000	01/20/51		424,982
391,983	2.500	09/20/51		330,625
777,991	2.500	10/20/51		659,613
3,536,629	3.000	11/20/51		3,129,373
486,840	2.500	11/20/51		412,459
5,023,773	3.000	12/20/51		4,443,697
1,063,215	2.500	12/20/51		903,700
2,423,034	4.500	09/20/52		2,340,845
2,897,721	4.500	10/20/52		2,799,395
10,000,000	2.500	TBA-30yr	(c)	8,498,717
4,000,000	5.500	TBA-30yr	(c)	4,003,974

				43,337,597

Uniform Mortgage-Backed Security – 22.7%
121,228	4.500	11/01/36		120,334
34,031	4.500	02/01/39		33,938
50,134	4.500	04/01/39		49,993
2,636	4.500	08/01/39		2,611
123,939	4.500	08/01/41		122,656
58,391	4.500	10/01/41		57,961
2,802,384	4.000	08/01/45		2,688,290
280,733	4.500	06/01/48		272,585
1,889,950	4.500	07/01/48		1,835,092
495,063	4.500	08/01/48		480,694
134,656	4.500	09/01/48		130,747
2,214,751	4.500	10/01/48		2,154,180
1,001,756	4.500	01/01/49		971,937
1,410,670	4.000	01/01/49		1,338,047
231,667	4.500	03/01/49		224,653
133,979	5.000	07/01/49		133,667

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$355,536	4.000%	03/01/50	$ 335,677
438,778	4.500	05/01/50	425,273
2,592,847	2.000	10/01/50	2,071,663
2,592,002	2.000	11/01/50	2,070,085
10,053,603	2.500	02/01/51	8,403,558
13,447,902	2.000	05/01/51	10,721,003
11,690,144	4.500	06/01/52	11,309,627
3,168,889	5.500	09/01/52	3,209,469
3,018,682	6.000	11/01/52	3,109,967
1,496,955	6.000	12/01/52	1,538,003
760,887	6.000	01/01/53	780,562
1,571,955	5.500	04/01/53	1,585,700
813,051	6.500	12/01/53	849,514
5,336,527	6.500	06/01/54	5,587,947
11,000,000	5.000	TBA-30yr(c)	10,779,138
6,000,000	5.500	TBA-30yr(c)	6,034,219
7,000,000	6.000	TBA-30yr(c)	7,112,932
7,000,000	6.500	TBA-30yr(c)	7,225,313

			93,767,035

TOTAL FEDERAL AGENCIES			$142,820,298

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $148,947,386)			$143,670,278

Agency Debentures – 2.8%
Sovereign – 2.8%
Federal Home Loan Banks
$10,080,000	3.500%	06/11/32	$ 9,650,794
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.060%)
1,928,000	4.440 (b)	03/24/26	1,925,262

TOTAL AGENCY DEBENTURES (Cost $12,177,980)			$ 11,576,056

U.S. Treasury Obligations – 71.2%
U.S. Treasury Bonds
$410,000	3.375%	05/15/44	$ 337,097
59,500	4.000	11/15/52	52,044
1,510,000	4.750	11/15/53	1,496,788
U.S. Treasury Inflation-Indexed Bonds
1,302,450	1.500	02/15/53	1,032,039
U.S. Treasury Notes
20,599,400	0.750	04/30/26	20,040,963
36,552,800	3.625	05/15/26	36,415,727
38,860,000	0.750	05/31/26	37,712,416
22,170,000	0.875	06/30/26	21,494,508
56,560,000	0.625	07/31/26	54,562,725
4,200,000	1.375	08/31/26	4,077,609
5,940,000	1.125	10/31/26	5,728,387
4,250,000	4.375	12/15/26	4,281,875

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$12,630,000	2.250%	11/15/27	$ 12,212,618
4,280,000	3.875	11/30/27	4,296,384
11,010,000	1.125	02/29/28	10,295,210
1,670,000	1.250	03/31/28	1,563,798
11,090,000	1.250	04/30/28	10,365,684
5,680,000	1.250	05/31/28	5,298,819
2,210,000	1.750	01/31/29	2,064,796
5,630,000	2.625	02/15/29	5,421,514
4,240,000	4.250	02/28/29	4,315,525
4,910,000	3.500	04/30/30	4,847,091
4,300,000	3.875	04/30/30	4,317,805
10,070,000	0.625	05/15/30	8,664,920
2,700,000	3.750	05/31/30	2,694,094
3,950,000	3.750	06/30/30	3,940,434
8,925,200	0.625	08/15/30	7,611,522
4,240,000	4.625	04/30/31	4,402,975
5,100,000	1.250	08/15/31	4,362,891
4,410,000	4.000	04/30/32	4,416,202
1,690,000	4.375	05/15/34	1,716,670
4,360,000	4.250	11/15/34	4,374,987

TOTAL U.S. TREASURY OBLIGATIONS (Cost $295,358,759)			$294,416,117

Shares	Dividend Rate		Value

Investment Company(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
63,295	4.231%		$ 63,295
(Cost $63,295)

TOTAL INVESTMENTS – 108.7% (Cost $456,547,420)			$449,725,746

OTHER ASSETS IN EXCESS OF LIABILITIES – (8.7)%			(36,119,722)

NET ASSETS – 100.0%			$413,606,024

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $43,654,293 which represents approximately 10.6% of net assets as of June 30, 2025.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	07/15/25	$(8,000,000)	$(7,069,274)
Government National Mortgage Association	4.000	TBA - 30yr	07/15/25	(1,000,000)	(929,321)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/25	(9,000,000)	(8,610,912)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/25	(9,000,000)	(8,837,377)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(18,000,000)	(14,242,496)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	07/14/25	(10,000,000)	(8,290,230)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/25	(1,000,000)	(929,574)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(18,000,000)	(17,211,092)

(PROCEEDS RECEIVED: $(65,245,664))					$(66,120,276)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,152	09/30/25	$239,643,001	$879,816

Short position contracts:
10 Year U.S. Treasury Notes	(194)	09/19/25	(21,752,250)	(327,530)
20 Year U.S. Treasury Bonds	(78)	09/19/25	(9,006,563)	(228,473)
5 Year U.S. Treasury Notes	(190)	09/30/25	(20,710,000)	(60,199)
Ultra 10-Year U.S. Treasury Notes	(239)	09/19/25	(27,309,484)	(558,370)

Total				$(1,174,572)

TOTAL FUTURES CONTRACTS				$(294,756)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.620%(b)	06/30/27	$14,910	$59,242	$(8,535)	$67,777
12M SOFR(c)	3.368(c)	06/23/28	15,230	23,632	2,867	20,765
3.620%(b)	12M SOFR(b)	11/30/29	15,700	(164,576)	(11,700)	(152,876)
3.600(b)	12M SOFR(b)	11/30/29	14,250	(138,211)	16,021	(154,232)
3.600(b)	12M SOFR(b)	06/23/30	16,070	(39,640)	(2,815)	(36,825)
12M SOFR(b)	3.845(b)	05/21/32	5,360	73,737	(6,972)	80,709
12M SOFR(b)	4.098(b)	06/24/35	3,910	14,497	1,593	12,904
4.213%(b)	12M SOFR(b)	05/21/55	3,090	(27,277)	24,828	(52,105)

TOTAL				$(198,596)	$15,287	$(213,883)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made annually.
(c)	Payments made at maturity.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
MTA	— Monthly Treasury Average
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 61.1%
Aerospace & Defense(a) – 1.1%
BAE Systems Holdings, Inc.(b)
$13,702,000	3.850%		12/15/25	$ 13,647,329
RTX Corp.
8,557,000	3.950		08/16/25	8,544,421
2,226,000	2.650		11/01/26	2,181,391

				24,373,141

Automotive – 8.0%
American Honda Finance Corp.
(Secured Overnight Financing Rate + 0.500%)
5,000,000	4.845	(c)	10/10/25	5,000,450
(Secured Overnight Financing Rate + 0.650%)
16,600,000	5.023	(c)	05/20/26	16,624,402
BMW U.S. Capital LLC
5,000,000	2.800	(a)(b)	04/11/26	4,938,450
(Secured Overnight Financing Rate + 0.800%)
6,368,000	5.166	(b)(c)	08/13/26	6,391,753
(Secured Overnight Financing Rate + 0.920%)
12,698,000	5.326	(b)(c)	03/21/28	12,680,096
Daimler Truck Finance North America LLC (b)(c) (Secured Overnight Financing Rate + 0.840%)
19,103,000	5.185		01/13/28	19,061,355
General Motors Financial Co., Inc.
10,000,000	5.400		04/06/26	10,045,800
(Secured Overnight Financing Rate + 1.050%)
8,337,000	5.395	(c)	07/15/27	8,311,656
(Secured Overnight Financing Rate + 1.170%)
20,318,000	5.525	(c)	04/04/28	20,170,695
Hyundai Capital America
528,000	5.500	(b)	03/30/26	531,321
(Secured Overnight Financing Rate + 0.920%)
10,477,000	5.262	(b)(c)	01/07/28	10,428,177
(Secured Overnight Financing Rate + 1.030%)
13,073,000	5.439	(b)(c)	09/24/27	13,044,109
(Secured Overnight Financing Rate + 1.150%)
919,000	5.509	(b)(c)	08/04/25	919,358
(Secured Overnight Financing Rate + 1.500%)
13,476,000	5.847	(b)(c)	01/08/27	13,554,565
Mercedes-Benz Finance North America LLC
10,600,000	4.875	(b)	07/31/26	10,648,124
(Secured Overnight Financing Rate + 0.780%)
10,580,000	5.195	(b)(c)	04/01/27	10,562,331
Volkswagen Group of America Finance LLC
602,000	1.250	(a)(b)	11/24/25	593,331
3,163,000	5.400	(b)	03/20/26	3,175,209
8,500,000	4.900	(b)	08/14/26	8,516,150

				175,197,332

Banks – 34.4%
Banco Santander SA
13,600,000	4.250		04/11/27	13,565,864
Bank of America Corp.
(3 mo. USD Term SOFR + 1.322%)
8,174,000	3.559	(a)(c)	04/23/27	8,115,229
(Secured Overnight Financing Rate + 0.910%)
12,769,000	1.658	(a)(c)	03/11/27	12,526,772
(Secured Overnight Financing Rate + 1.010%)
6,811,000	1.197	(a)(c)	10/24/26	6,740,029

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.290%)
$14,416,000	5.080	%(a)(c)	01/20/27	$ 14,458,095
Bank of America NA (a)(c) (Secured Overnight Financing Rate + 1.020%)
8,020,000	5.390		08/18/26	8,068,842
Bank of Montreal
7,100,000	4.850	(a)	07/30/26	7,065,281
(Secured Overnight Financing Rate + 0.880%)
5,018,000	5.274	(a)(c)	09/10/27	5,032,050
(Secured Overnight Financing Rate + 1.160%)
9,755,000	5.556	(c)	12/11/26	9,835,771
Bank of New York Mellon Corp. (a)(c) (Secured Overnight Financing Rate + 1.345%)
2,066,000	4.414		07/24/26	2,065,070
Banque Federative du Credit Mutuel SA
6,113,000	4.524	(b)	07/13/25	6,110,983
5,769,000	4.935	(b)	01/26/26	5,782,269
(Secured Overnight Financing Rate + 1.130%)
9,494,000	5.482	(b)(c)	01/23/27	9,549,255
(Secured Overnight Financing Rate + 1.400%)
7,345,000	5.745	(b)(c)	07/13/26	7,399,867
Barclays PLC (a)(c) (1 yr. CMT + 3.050%)
14,605,000	7.325		11/02/26	14,726,368
BPCE SA
9,369,000	5.100	(b)	01/26/26	9,393,547
(Secured Overnight Financing Rate + 0.960%)
8,995,000	5.366	(b)(c)	09/25/25	9,005,614
Canadian Imperial Bank of Commerce
3,899,000	3.450	(a)	04/07/27	3,849,366
(Secured Overnight Financing Rate + 0.930%)
8,110,000	5.326	(a)(c)	09/11/27	8,140,169
(Secured Overnight Financing Rate + 1.220%)
12,651,000	5.563	(c)	10/02/26	12,753,726
Citibank NA (a)
10,956,000	4.929		08/06/26	11,031,596
Citigroup, Inc. (a)(c) (Secured Overnight Financing Rate + 1.143%)
16,173,000	5.505		05/07/28	16,250,469
Cooperatieve Rabobank UA (a)(b)(c) (1 yr. CMT + 0.550%)
14,683,000	1.106		02/24/27	14,358,946
Credit Agricole SA
15,478,000	5.589	(b)	07/05/26	15,664,819
(Secured Overnight Financing Rate + 0.870%)
10,000,000	5.266	(b)(c)	03/11/27	10,023,800
Danske Bank AS (a)(b)(c) (1 yr. CMT + 1.350%)
5,199,000	1.621		09/11/26	5,167,130
Deutsche Bank AG
2,725,000	1.686		03/19/26	2,671,645
(Secured Overnight Financing Rate + 1.219%)
16,977,000	5.589	(a)(c)	11/16/27	16,979,547
(Secured Overnight Financing Rate + 1.870%)
2,171,000	2.129	(a)(c)	11/24/26	2,149,095
(Secured Overnight Financing Rate + 3.190%)
8,610,000	6.119	(a)(c)	07/14/26	8,613,444
Federation des Caisses Desjardins du Quebec
5,015,000	4.400	(b)	08/23/25	5,011,289
(Secured Overnight Financing Rate + 0.630%)
7,600,000	4.985	(b)(c)	01/27/27	7,601,202

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bank NA(a)
$3,954,000	3.850%		03/15/26	$ 3,926,085
HSBC Holdings PLC(a)(c) (3 mo. USD Term SOFR + 1.609%)
3,708,000	4.292		09/12/26	3,704,589
HSBC USA, Inc.(c) (Secured Overnight Financing Rate + 0.960%)
20,660,000	5.349		03/04/27	20,769,498
ING Groep NV(a)(b)(c) (1 yr. CMT + 1.100%)
12,532,000	1.400		07/01/26	12,532,000
Intesa Sanpaolo SpA(b)
11,948,000	7.000		11/21/25	12,046,452
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.800%)
11,853,000	1.045	(a)(c)	11/19/26	11,691,799
(Secured Overnight Financing Rate + 0.885%)
10,000,000	1.578	(a)(c)	04/22/27	9,769,000
Lloyds Banking Group PLC
(1 yr. CMT + 1.750%)
6,656,000	4.716	(a)(c)	08/11/26	6,655,334
(Secured Overnight Financing Rate + 1.580%)
7,530,000	5.920	(a)(c)	01/05/28	7,604,773
Macquarie Bank Ltd.
(Secured Overnight Financing Rate + 0.920%)
6,871,000	5.264	(b)(c)	07/02/27	6,911,676
(Secured Overnight Financing Rate + 1.200%)
6,000,000	5.599	(b)(c)	12/07/26	6,046,140
(Secured Overnight Financing Rate + 1.240%)
6,867,000	5.648	(b)(c)	06/15/26	6,905,799
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate + 1.069%)
8,240,000	1.340		01/12/27	8,101,733
Manufacturers & Traders Trust Co.
2,825,000	5.400	(a)	11/21/25	2,829,887
31,201,000	4.650	(a)	01/27/26	31,187,896
Morgan Stanley
(Secured Overnight Financing Rate + 0.879%)
11,520,000	1.593	(a)(c)	05/04/27	11,242,714
(Secured Overnight Financing Rate + 1.020%)
2,000,000	5.367	(a)(c)	04/13/28	2,010,420
(Secured Overnight Financing Rate + 1.295%)
9,609,000	5.050	(a)(c)	01/28/27	9,636,962
(Secured Overnight Financing Rate + 1.669%)
203,000	4.679	(a)(c)	07/17/26	202,982
Morgan Stanley Bank NA
(Secured Overnight Financing Rate + 0.685%)
7,224,000	5.030	(a)(c)	10/15/27	7,228,045
(Secured Overnight Financing Rate + 1.165%)
12,535,000	5.524	(a)(c)	10/30/26	12,634,152
National Bank of Canada
(Secured Overnight Financing Rate + 0.557%)
8,709,000	4.702	(a)(c)	03/05/27	8,711,961
(Secured Overnight Financing Rate + 0.900%)
5,728,000	5.312	(a)(c)	03/25/27	5,733,957
(Secured Overnight Financing Rate + 1.030%)
2,000,000	5.373	(a)(c)	07/02/27	2,004,260
(Secured Overnight Financing Rate + 1.036%)
2,267,000	5.600	(a)(c)	07/02/27	2,291,914

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
National Securities Clearing Corp.(b)
$3,988,000	5.150%		06/26/26	$ 4,024,729
NatWest Group PLC(a)(c) (1 yr. CMT + 1.350%)
3,115,000	5.847		03/02/27	3,142,038
NatWest Markets PLC
7,725,000	1.600	(b)	09/29/26	7,471,929
1,911,000	5.416	(b)	05/17/27	1,952,087
(Secured Overnight Financing Rate + 0.900%)
14,800,000	5.270	(b)(c)	05/17/27	14,860,088
(Secured Overnight Financing Rate + 0.950%)
11,117,000	5.356	(b)(c)	03/21/28	11,123,559
PNC Bank NA(a)(c) (Secured Overnight Financing Rate + 0.504%)
11,859,000	4.775		01/15/27	11,878,212
Royal Bank of Canada(a)(c) (Secured Overnight Financing Rate + 0.720%)
4,388,000	5.068		10/18/27	4,392,169
Santander U.K. Group Holdings PLC(a)(c) (Secured Overnight Financing Rate + 0.989%)
4,136,000	1.673		06/14/27	4,017,090
Skandinaviska Enskilda Banken AB(b)(c) (Secured Overnight Financing Rate + 0.890%)
10,253,000	5.280		03/05/27	10,313,800
Societe Generale SA
8,173,000	5.250	(b)	02/19/27	8,252,850
(Secured Overnight Financing Rate + 1.100%)
17,746,000	5.471	(b)(c)	02/19/27	17,752,211
Standard Chartered Bank(c) (Secured Overnight Financing Rate + 0.650%)
11,099,000	4.992		10/08/26	11,105,770
Standard Chartered PLC
(1 yr. CMT + 1.000%)
3,633,000	1.456	(a)(b)(c)	01/14/27	3,572,038
(1 yr. CMT + 2.050%)
3,225,000	6.170	(a)(b)(c)	01/09/27	3,250,897
State Street Corp.(a)(c) (Secured Overnight Financing Rate + 0.845%)
4,891,000	5.205		08/03/26	4,910,319
Sumitomo Mitsui Financial Group, Inc.
5,000,000	3.784		03/09/26	4,978,000
14,272,000	5.880		07/13/26	14,486,365
7,434,000	2.632		07/14/26	7,304,277
Sumitomo Mitsui Trust Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.980%)
15,148,000	5.377		09/10/27	15,246,159
Toronto-Dominion Bank
2,708,000	5.532		07/17/26	2,741,308
(Secured Overnight Financing Rate + 0.620%)
4,636,000	5.022	(c)	12/17/26	4,639,616
(Secured Overnight Financing Rate + 0.820%)
7,942,000	5.179	(c)	01/31/28	7,945,494
(Secured Overnight Financing Rate + 1.080%)
10,259,000	5.428	(c)	07/17/26	10,323,016
Truist Bank(a)(c) (Secured Overnight Financing Rate + 0.590%)
8,349,000	4.671		05/20/27	8,362,442
Truist Financial Corp.(a)(c) (Secured Overnight Financing Rate + 0.609%)
2,000,000	1.267		03/02/27	1,955,020

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG
(1 yr. CMT + 1.550%)
$23,843,000	5.711	%(a)(b)(c)	01/12/27	$ 23,986,058
(Secured Overnight Financing Rate + 3.340%)
9,497,000	6.373	(a)(b)(c)	07/15/26	9,501,179
Wells Fargo Bank NA
(Secured Overnight Financing Rate + 1.060%)
6,115,000	5.421	(a)(c)	08/07/26	6,155,542
(Secured Overnight Financing Rate + 1.070%)
10,613,000	5.466	(a)(c)	12/11/26	10,698,435

				752,429,874

Beverages(c) – 0.3%
Keurig Dr. Pepper, Inc. (Secured Overnight Financing Rate + 0.880%)
7,500,000	5.280		03/15/27	7,537,350

Biotechnology(a) – 1.2%
Amgen, Inc.
23,034,000	5.507		03/02/26	23,034,922
Bio-Rad Laboratories, Inc.
2,129,000	3.300		03/15/27	2,087,974

				25,122,896

Chemicals – 0.4%
Dow Chemical Co.(a)
1,910,000	4.550		11/30/25	1,908,835
Nutrien Ltd.
5,968,000	4.500		03/12/27	5,983,815

				7,892,650

Commercial Services(c) – 0.2%
PayPal Holdings, Inc. (Secured Overnight Financing Rate + 0.670%)
4,771,000	5.061		03/06/28	4,773,815

Diversified Financial Services(a) – 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
13,146,000	6.500		07/15/25	13,154,150
1,023,000	4.450		10/01/25	1,022,171
962,000	4.450		04/03/26	959,653
17,992,000	2.450		10/29/26	17,529,606
Air Lease Corp.
9,236,000	3.375		07/01/25	9,236,000
15,176,000	2.875		01/15/26	15,021,357
2,130,000	3.750		06/01/26	2,115,601
3,734,000	1.875		08/15/26	3,630,568
American Express Co.
(Secured Overnight Financing Rate + 0.750%)
8,208,000	5.102	(c)	04/23/27	8,213,171
(Secured Overnight Financing Rate + 1.350%)
13,810,000	5.708	(c)	10/30/26	13,863,997
Charles Schwab Corp.(c) (Secured Overnight Financing Rate + 0.520%)
5,422,000	4.886		05/13/26	5,424,169
Citigroup Global Markets Holdings, Inc.
9,586,000	4.800		12/19/25	9,586,863
Jefferies Financial Group, Inc.
10,752,000	5.000		02/10/26	10,741,140

				110,498,446

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 0.7%
National Rural Utilities Cooperative Finance Corp.
(Secured Overnight Financing Rate + 0.400%)
$5,204,000	4.788	%(c)	12/03/25	$ 5,207,070
(Secured Overnight Financing Rate + 0.800%)
7,000,000	5.160	(c)	02/05/27	7,026,110
Southern Power Co.(a)
2,957,000	0.900		01/15/26	2,895,524

				15,128,704

Food & Drug Retailing – 0.2%
Campbell’s Co.
4,000,000	5.300		03/20/26	4,016,640

Gas – 0.1%
Spire, Inc.
1,590,000	5.300		03/01/26	1,595,517

Healthcare Providers & Services – 1.0%
Baylor Scott & White Holdings(a)
726,000	0.827		11/15/25	713,413
Highmark, Inc.(a)(b)
875,000	1.450		05/10/26	848,199
PeaceHealth Obligated Group(a)
702,000	1.375		11/15/25	692,037
UnitedHealth Group, Inc.
1,698,000	3.750		07/15/25	1,696,727
2,131,000	1.250		01/15/26	2,090,468
2,529,000	3.100		03/15/26	2,503,407
7,000,000	1.150	(a)	05/15/26	6,804,630
3,857,000	3.700	(a)	05/15/27	3,821,747
(Secured Overnight Financing Rate + 0.500%)
2,032,000	4.845	(c)	07/15/26	2,031,472

				21,202,100

Household Products(a)(b) – 0.2%
Reckitt Benckiser Treasury Services PLC
5,265,000	3.000		06/26/27	5,150,960

Insurance(b) – 4.5%
Corebridge Global Funding
13,789,000	5.350		06/24/26	13,914,204
(Secured Overnight Financing Rate + 0.750%)
9,529,000	5.092	(c)	01/07/28	9,488,978
(Secured Overnight Financing Rate + 1.300%)
2,371,000	5.712	(c)	09/25/26	2,388,237
Equitable Financial Life Global Funding
5,318,000	5.500		12/02/25	5,338,102
20,374,000	1.000		01/09/26	20,006,249
5,957,000	4.600		04/01/27	5,981,066
Great-West Lifeco U.S. Finance 2020 LP(a)
6,257,000	0.904		08/12/25	6,228,030
Jackson National Life Global Funding
10,592,000	4.900		01/13/27	10,672,393
(Secured Overnight Financing Rate + 0.890%)
10,795,000	5.282	(c)	06/09/27	10,797,483

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – (continued)
New York Life Global Funding(c) (Secured Overnight Financing Rate + 0.580%)
$2,499,000	4.962%		08/28/26	$ 2,507,047
Pricoa Global Funding I
3,350,000	1.200		09/01/26	3,234,593
Protective Life Global Funding
1,392,000	5.366		01/06/26	1,397,833
5,705,000	1.618		04/15/26	5,576,409

				97,530,624

Internet(a) – 0.1%
Expedia Group, Inc.
2,161,000	5.000		02/15/26	2,161,497

Machinery-Diversified(c) – 0.4%
John Deere Capital Corp. (Secured Overnight Financing Rate + 0.680%)
9,000,000	5.025		07/15/27	9,035,280

Mining(b) – 0.6%
Glencore Funding LLC
4,951,000	1.625	(a)	09/01/25	4,924,463
(Secured Overnight Financing Rate + 1.060%)
8,658,000	5.403	(c)	04/04/27	8,692,545

				13,617,008

Miscellaneous Manufacturing(a) – 0.2%
Textron, Inc.
4,632,000	4.000		03/15/26	4,610,925

Oil Field Services – 0.3%
Devon Energy Corp.(a)
3,413,000	5.850		12/15/25	3,420,236
Equinor ASA
3,861,000	7.150		11/15/25	3,895,015

				7,315,251

Pharmaceuticals(a) – 0.2%
CVS Health Corp.
3,157,000	5.000		02/20/26	3,159,399
Eli Lilly & Co.
1,500,000	5.000		02/27/26	1,500,345

				4,659,744

Pipelines – 0.8%
Colonial Pipeline Co.(a)(b)
3,744,000	3.750		10/01/25	3,733,030
Energy Transfer LP(a)(b)
7,195,000	5.625		05/01/27	7,198,310
Gulfstream Natural Gas System LLC(b)
887,000	6.190		11/01/25	889,812
Williams Cos., Inc.
5,466,000	5.400		03/02/26	5,495,571

				17,316,723

Real Estate Investment Trust(a) – 0.1%
Realty Income Corp.
2,503,000	5.050		01/13/26	2,502,399

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 0.1%
Home Depot, Inc.
$1,328,000	5.150%	06/25/26	$ 1,340,138

Software – 0.2%
Take-Two Interactive Software, Inc.
4,121,000	5.000	03/28/26	4,130,520

Telecommunication Services – 0.7%
NBN Co. Ltd.(a)(b)
7,677,000	1.450	05/05/26	7,489,681
NTT Finance Corp.(a)(b)
5,697,000	1.162	04/03/26	5,557,538
Pacific Bell Telephone Co.
1,401,000	7.125	03/15/26	1,420,334
T-Mobile USA, Inc.(a)
992,000	5.375	04/15/27	992,595

			15,460,148

TOTAL CORPORATE OBLIGATIONS (Cost $1,331,324,944)			$1,334,599,682

Asset-Backed Securities(a) – 7.3%
Automotive – 6.3%
BMW Vehicle Lease Trust Series 2023-2, Class A4
$10,800,000	5.980%	02/25/27	$ 10,886,375
BMW Vehicle Lease Trust Series 2025-1, Class A2A
8,950,000	4.430	09/27/27	8,968,509
BMW Vehicle Owner Trust Series 2023-A, Class A3
5,883,904	5.470	02/25/28	5,917,837
Chase Auto Owner Trust Series 2024-5A, Class A2(b)
5,062,767	4.400	11/26/27	5,057,928
Drive Auto Receivables Trust Series 2024-2, Class A2
2,026,729	4.940	12/15/27	2,028,318
Exeter Automobile Receivables Trust Series 2024-5A, Class A2
2,409,389	4.790	04/15/27	2,409,334
Exeter Automobile Receivables Trust Series 2024-5A, Class A3
5,600,000	4.450	03/15/28	5,589,513
Ford Credit Auto Owner Trust Series 2020-2, Class A(b)
4,775,000	1.060	04/15/33	4,726,982
GM Financial Automobile Leasing Trust Series 2023-3, Class A3
5,686,056	5.380	11/20/26	5,695,108
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
8,225,000	4.210	10/20/27	8,222,318
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
3,791,799	4.770	03/15/27	3,798,152
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A(b)
10,050,000	4.580	09/15/27	10,081,527
Hyundai Auto Receivables Trust Series 2023-A, Class A3
4,869,604	4.580	04/15/27	4,867,340
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A2A
4,505,969	4.570	12/15/26	4,505,532
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A
7,475,000	4.570	04/17/28	7,505,254
Santander Drive Auto Receivables Trust Series 2023-4, Class A3
2,649,503	5.730	04/17/28	2,658,019

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Santander Drive Auto Receivables Trust Series 2024-5, Class A2
$4,514,549	4.880%	09/15/27	$ 4,517,013
Santander Drive Auto Receivables Trust Series 2025-2, Class A2
5,050,000	4.710	06/15/28	5,052,669
SFS Auto Receivables Securitization Trust Series 2025-2A, Class A2(b)
5,640,000	4.520	11/20/28	5,647,881
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
2,920,103	6.130	09/21/26	2,928,203
Toyota Lease Owner Trust Series 2024-A, Class A3(b)
7,807,867	5.250	04/20/27	7,842,897
Toyota Lease Owner Trust Series 2024-B, Class A2A(b)
4,850,191	4.310	02/22/27	4,842,849
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
8,158,805	4.650	11/22/27	8,162,620
World Omni Auto Receivables Trust Series 2023-B, Class A3
6,720,043	4.660	05/15/28	6,722,953

			138,635,131

Collateralized Loan Obligations(b)(c) – 0.3%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
3,000,000	5.300	10/20/35	3,000,033
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
3,857,143	5.370	10/20/37	3,857,278

			6,857,311

Credit Card – 0.7%
American Express Credit Account Master Trust Series 2022-3, Class A
7,762,000	3.750	08/15/27	7,754,669
Discover Card Execution Note Trust Series 2022-A4, Class A
6,770,000	5.030	10/15/27	6,780,006

			14,534,675

TOTAL ASSET-BACKED SECURITIES (Cost $160,160,881)			$ 160,027,117

Municipal Debt Obligations(a) – 0.3%
Texas – 0.3%
San Antonio GO Bonds Taxable Series 2023
$5,065,000	5.635%	02/01/26	$ 5,071,348
(Cost $5,065,000)

U.S. Treasury Obligations – 6.2%
U.S. Treasury Notes
$18,307,700	4.750%	07/31/25	$ 18,310,561
7,772,200	5.000	08/31/25	7,777,968
29,029,500	5.000	10/31/25	29,090,734
29,816,900	4.250	01/31/26	29,816,900
9,785,000	4.875	05/31/26	9,854,947
6,353,300	3.875	03/31/27	6,363,972

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$20,000,000	3.750%		04/30/27	$ 19,998,438
13,975,600	3.875		05/31/27	14,008,901

TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,916,711)				$ 135,222,421

Shares	Dividend Rate			Value

Investment Company(d) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
35,606,924	4.231%			$ 35,606,924
(Cost $35,606,924)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 76.5% (Cost $1,667,074,460)				$1,670,527,492

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 21.2%
Certificates of Deposit – 5.9%
Bayerische Landesbank(c) (Secured Overnight Financing Rate + 0.390%)
$13,128,000	4.790%		01/28/26	$ 13,140,032
Credit Agricole Corporate & Investment Bank SA(c) (Secured Overnight Financing Rate + 0.590%)
6,965,000	4.990		08/28/25	6,970,701
Deutsche Bank AG
5,300,000	4.630		11/06/25	5,299,676
(Secured Overnight Financing Rate + 0.390%)
3,138,000	4.790	(c)	11/21/25	3,139,913
Kookmin Bank
8,406,000	4.780		11/28/25	8,410,900
(Secured Overnight Financing Rate + 0.300%)
11,367,000	4.580	(c)	09/19/25	11,368,644
(Secured Overnight Financing Rate + 0.600%)
9,186,000	5.000	(c)	02/06/26	9,196,315
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.430%)
4,317,000	4.730		01/13/26	4,321,113
National Bank of Kuwait (Secured Overnight Financing Rate + 0.590%)
10,020,000	4.990	(c)	03/26/26	10,027,437
(Secured Overnight Financing Rate + 0.630%)
19,000,000	5.030	(c)	12/12/25	18,999,958
Paradelle Funding LLC(c) (Secured Overnight Financing Rate + 0.380%)
7,500,000	4.660		01/02/26	7,504,016
Park Avenue Collateralized Notes Co. LLC (Secured Overnight Financing Rate + 0.400%)
9,029,000	4.710	(a)(b)(c)	12/02/25	9,033,325
(Secured Overnight Financing Rate + 0.450%)
11,372,000	4.760	(a)(b)(c)	12/10/25	11,376,260
Standard Chartered Bank
9,418,000	4.650		11/20/25	9,421,065
(Secured Overnight Financing Rate + 0.400%)
136,000	4.800	(c)	10/06/25	136,088

				128,345,443

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – 14.4%
AbbVie, Inc.
$4,225,000	0.000	%(b)	09/03/25	$ 4,189,858
10,995,000	0.000	(b)	09/16/25	10,885,465
Air Lease Corp.
8,974,000	0.000	(b)	07/08/25	8,964,628
5,499,000	0.000	(b)	07/17/25	5,486,587
American Honda Finance Corp.
6,802,000	0.000		08/18/25	6,759,005
10,000,000	0.000		08/21/25	9,932,660
10,157,000	0.000		09/05/25	10,068,275
4,307,000	0.000		09/18/25	4,262,367
BASF SE
7,627,000	0.000	(b)	10/17/25	7,519,364
9,635,000	0.000	(b)	11/07/25	9,473,560
BAT International Finance PLC
3,215,000	0.000	(b)	08/14/25	3,196,534
7,750,000	0.000	(b)	10/23/25	7,636,881
Bayer Corp.(b)
17,400,000	0.000		07/16/25	17,363,829
Beth Israel Deaconess Medical Center, Inc.
5,400,000	0.000		07/10/25	5,392,780
6,000,000	0.000		08/12/25	5,964,874
CommonSpirit Health
14,206,000	0.000		07/08/25	14,190,588
11,193,000	0.000		07/22/25	11,159,301
8,817,000	0.000		07/29/25	8,782,111
CVS Health Corp.
5,374,000	0.000	(b)	07/07/25	5,368,932
8,536,000	0.000	(b)	09/26/25	8,427,776
Dollar Tree, Inc.(b)
11,307,000	0.000		07/22/25	11,274,723
Dominion Energy, Inc.(b)
10,690,000	0.000		08/04/25	10,642,209
Fidelity National Information Services, Inc.(b)
5,407,000	0.000		07/11/25	5,399,397
First Abu Dhabi Bank PJSC(b)
12,099,000	0.000		02/12/26	11,777,471
General Motors Financial Co., Inc.(b)
13,070,000	0.000		07/01/25	13,068,358
Hannover Funding Co. LLC(b)
17,106,000	0.000		07/03/25	17,099,573
LSEGA Financing PLC
7,500,000	0.000	(b)	07/02/25	7,498,149
3,242,000	0.000	(b)	07/18/25	3,234,771
National Grid North America, Inc.(b)
8,894,000	0.000		07/24/25	8,866,612

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Northrop Grumman Corp.
$13,126,000	0.000%		07/24/25	$ 13,085,586
PPG Industries, Inc.
3,913,000	0.000		08/15/25	3,889,990
Reckitt Benckiser Treasury Services PLC
1,622,000	0.000	(b)	07/16/25	1,618,801
3,948,000	0.000	(b)	08/20/25	3,922,065
3,948,000	0.000	(b)	08/21/25	3,921,593
RTX Corp.(b)
9,266,000	0.000		07/18/25	9,244,441
RWE AG(b)
18,478,000	0.000		08/13/25	18,370,709
VW Credit, Inc.
4,327,000	0.000	(b)	07/23/25	4,314,222
2,250,000	0.000	(b)	07/28/25	2,241,939

				314,495,984

Repurchase Agreement – 0.9%
Wells Fargo Securities LLC
20,000,000	5.260		12/09/25	20,000,000
Maturity Value: $20,011,777
Next Reset Date: 11/01/24
Collaterialized by various corporate obligations and medium term notes, 1.050% to 9.000%, due 1/15/26 to 1/1/99. The market value of the collateral, including accrued interest, was $21,329,343.

TOTAL SHORT- TERM INVESTMENTS (Cost $462,799,430)				$ 462,841,427

TOTAL INVESTMENTS – 97.7% (Cost $2,129,873,890)				$2,133,368,919

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%				50,943,977

NET ASSETS – 100.0%				$2,184,312,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 129.4%
Collateralized Mortgage Obligations – 10.0%
Interest Only – 1.1%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$90,564	1.682	%(a)(b)	05/15/45	$ 10,239
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
135,704	4.000	(a)	09/25/50	27,877
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
395,836	1.582	(a)(b)	05/15/46	45,690
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
87,386	1.632	(a)(b)	03/15/44	8,906
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
443,761	4.000	(a)	08/25/50	90,036
Federal National Mortgage Association REMICS Series 2017- 104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
254,567	1.730	(a)(b)	01/25/48	31,913
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
206,779	1.730	(a)(b)	02/25/48	24,528
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
126,453	2.350	(a)(b)	04/25/37	12,009
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
155,229	1.880	(a)(b)	03/25/38	11,846
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
105,673	1.668	(a)(b)(c)	10/20/43	5,706
Government National Mortgage Association REMICS Series 2015-129, Class IC
180,054	4.500	(a)(c)	09/16/45	34,195
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
437,693	1.228	(a)(b)(c)	07/20/47	45,728
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
948,928	1.268	(a)(b)(c)	01/20/48	102,599
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
376,412	1.768	(a)(b)(c)	05/20/48	46,801
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
522,707	1.768	(a)(b)(c)	09/20/48	65,752
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
140,494	1.618	(a)(b)(c)	01/20/49	16,411

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$209,307	1.618	%(a)(b)(c)	01/20/49	$ 24,546
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
134,261	1.668	(a)(b)(c)	06/20/49	15,669
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,075,034	3.500	(a)(c)	10/20/49	192,040
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
545,065	1.618	(a)(b)(c)	02/20/50	70,540
Government National Mortgage Association REMICS Series 2020-78, Class DI
546,071	4.000	(a)(c)	06/20/50	118,814
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,342,175	2.500	(a)(c)	10/20/50	200,456
Government National Mortgage Association REMICS Series 2020-146, Class IM
989,499	2.500	(a)(c)	10/20/50	146,058
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
478,645	1.618	(a)(b)(c)	08/20/43	54,069
Government National Mortgage Association REMICS Series 2015-111, Class IM
250,963	4.000	(a)(c)	08/20/45	43,006
Government National Mortgage Association REMICS Series 2016-27, Class IA
136,732	4.000	(a)(c)	06/20/45	19,367
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
380,272	1.668	(a)(b)(c)	09/20/49	40,709
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
396,327	1.668	(a)(b)(c)	09/20/49	48,598
Government National Mortgage Association REMICS Series 2019-153, Class EI
918,363	4.000	(a)(c)	12/20/49	194,625
Government National Mortgage Association REMICS Series 2016-138, Class DI
61,646	4.000	(a)(c)	10/20/46	12,566
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
141,031	1.818	(a)(b)(c)	02/20/40	16,000
Government National Mortgage Association REMICS Series 2014-11, Class KI
3,041	4.500	(a)(c)	12/20/42	16

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$198,376	1.818	%(a)(b)(c)	08/20/45	$ 24,914
Government National Mortgage Association REMICS Series 2015-90, Class PI
8,364	3.500	(a)(c)	04/20/45	719
Government National Mortgage Association REMICS Series 2015-83, Class PI
17,498	3.500	(a)(c)	06/20/45	2,461
Government National Mortgage Association REMICS Series 2015-72, Class JI
7,577	3.500	(a)(c)	05/20/45	856
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
91,814	1.768	(a)(b)(c)	01/20/46	11,302

				1,817,567

Regular Floater – 3.1%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
287,553	5.305	(b)	02/25/55	284,759
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
908,351	4.820	(b)	12/25/57	873,060
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
413,046	5.305	(b)	03/25/55	410,624
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
944,255	4.726	(b)(c)	12/16/47	922,301
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
861,255	2.500	(b)(c)	06/20/51	726,216
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,272,632	3.000	(b)(c)	07/20/51	1,968,536

				5,185,496

Sequential Fixed Rate – 2.6%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
4,478	6.500	(c)	03/15/28	4,567
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
264,881	4.000	(c)(d)	12/15/50	251,958
Federal National Mortgage Association REMICS Series 2011-99, Class DB
134,967	5.000		10/25/41	135,702
Federal National Mortgage Association REMICS Series 2012- 111, Class B
23,365	7.000		10/25/42	24,979
Federal National Mortgage Association REMICS Series 2012- 153, Class B
88,605	7.000		07/25/42	96,367

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2011-52, Class GB
$134,450	5.000%		06/25/41	$ 135,186
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
33,268	8.500		06/25/30	35,209
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,470,284	3.000		04/25/44	1,326,662
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
261,912	5.500		07/25/35	271,191
Government National Mortgage Association REMICS Series 2021-135, Class A
1,984,860	2.000	(c)	08/20/51	1,612,404
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
588,020	5.562	(c)(d)(e)	03/25/70	591,928

				4,486,153

Sequential Floating Rate – 3.2%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
72,197	5.941	(b)(c)	07/25/35	70,758
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
40,441	5.955	(b)(c)(e)	01/25/34	40,674
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA2, Class A1 (1 mo. USD Term SOFR + 1.100%)
1,155,000	5.405	(b)(c)(e)	05/25/45	1,156,844
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
105,575	5.855	(b)(c)(e)	10/25/41	105,913
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
32,379	6.205	(b)(c)(e)	04/25/42	32,522
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	7.305	(b)(c)(e)	04/25/42	96,489
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	6.105	(b)(c)(e)	01/25/44	126,336
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	6.256	(b)(c)(e)	03/25/44	151,397
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
392,377	1.818	(b)(c)	05/20/53	25,886
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
2,493,788	5.302	(b)(c)	07/20/53	2,488,707

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
$978,987	2.198	%(b)(c)	09/20/53	$ 67,934
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
11,491	4.912	(b)(c)	01/19/36	12,962
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
3,919	5.154	(b)(c)	10/25/34	3,794
JP Morgan Mortgage Trust Series 2021-6, Class A3
373,426	2.500	(b)(c)(e)	10/25/51	304,372
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
673,856	3.513	(b)(c)(e)	07/25/52	595,694
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
57,498	3.750	(b)(c)(e)	05/28/52	54,906
Towd Point Mortgage Trust Series 2016-4, Class M1
56,307	3.250	(b)(c)(e)	07/25/56	55,590
Verus Securitization Trust Series 2021-8, Class A1
59,425	1.824	(b)(c)(e)	11/25/66	53,898
Verus Securitization Trust Series 2019-INV3, Class A1
19,028	3.692	(b)(c)(e)	11/25/59	18,748
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
22,632	3.500	(b)(c)(e)	07/25/49	20,313

				5,483,737

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				16,972,953

Commercial Mortgage-Backed Securities – 6.0%
Sequential Fixed Rate – 1.0%
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
$400,000	3.000	%(c)(e)	09/15/50	$ 249,120
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338	(e)	08/10/44	394,530
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	354,497
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
300,000	3.024	(e)	01/05/39	273,198
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(e)	11/13/41	459,870

				1,731,215

Sequential Floating Rate – 5.0%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778	(b)	11/15/54	337,271
Bank Series 2021-BN37, Class A5
200,000	2.618	(b)(c)	11/15/64	175,327
Bank Series 2025-BNK50, Class A5
250,000	5.652	(b)(c)	05/15/68	261,407
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
450,000	5.231	(b)(e)	03/15/37	425,322
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	5.480	(b)(e)	03/15/37	115,018

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Benchmark Mortgage Trust Series 2022-B32, Class A5
$500,000	3.002	%(b)	01/15/55	$ 441,098
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
350,000	6.200	(b)(e)	06/15/42	350,464
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
275,000	5.548	(b)(e)	06/15/44	281,013
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	5.954	(b)(e)	02/15/41	449,778
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(b)(c)	07/25/32	756,121
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(b)(c)	12/25/30	1,140,672
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
207,737	4.982	(b)(c)	11/25/29	208,386
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(b)(c)	12/25/32	772,101
Houston Galleria Mall Trust Series 2025-HGLR, Class A
250,000	5.644	(b)(e)	02/05/45	256,385
Hudson Yards Mortgage Trust Series 2025-SPRL, Class C
255,000	6.151	(b)(e)	01/13/40	262,545
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
330,000	5.649	(b)(e)	01/13/40	339,942
IRV Trust Series 2025-200P, Class A
600,000	5.471	(b)(c)(e)	03/14/47	605,726
IRV Trust Series 2025-200P, Class C
250,000	5.921	(b)(c)(e)	03/14/47	245,678
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
317,291	5.669	(b)(e)	04/15/37	311,539
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
300,000	6.004	(b)(e)	02/15/42	297,338
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	258,791
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.935	(b)(e)	07/15/35	276,854

				8,568,776

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 10,299,991

Federal Agencies – 113.4%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,498	6.500%		04/01/33	$ 3,562
3,047	7.302		09/01/33	3,101
3,310	6.402		11/01/34	3,376
2,720	6.500		02/01/35	2,776
8,612	6.764		06/01/35	8,776

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal Home Loan Mortgage Corp. – (continued)
(1 yr. CMT + 2.107%)(b)
$2,375	6.932%	10/01/34	$ 2,418

			24,009

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
1,043	4.282	07/01/27	1,034
(1 yr. MTA + 1.150%)(b)
855	5.647	11/01/27	842
840	5.647	01/01/38	836
(1 yr. MTA + 1.125%)(b)
4,129	5.622	06/01/32	4,105
(11th District Cost of Funds - Consumer + 1.250%)(b)
3,927	4.194	08/01/32	3,830
(11th District Cost of Funds - Consumer + 1.326%)(b)
3,083	4.270	05/01/33	3,004
(1 yr. CMT + 2.261%)(b)
20,736	7.115	06/01/33	21,142
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,178	6.078	06/01/33	1,195
(1 yr. CMT + 2.018%)(b)
472	6.224	07/01/33	480
(11th District Cost of Funds - Consumer + 1.254%)(b)
18,474	4.191	08/01/33	18,071
(RFUCC 1 yr. Treasury + 1.637%)(b)
9,021	6.304	12/01/33	9,231
(1 yr. CMT + 2.303%)(b)
265	6.930	04/01/34	271
(RFUCC 1 yr. Treasury + 1.670%)(b)
2,869	6.848	11/01/34	2,948
(1 yr. CMT + 2.193%)(b)
4,218	6.429	02/01/35	4,311
(RFUCC 1 yr. Treasury + 1.619%)(b)
8,986	6.554	03/01/35	9,228
(RFUCC 1 yr. Treasury + 1.810%)(b)
4,925	6.810	04/01/35	5,086
(RFUCC 1 yr. Treasury + 2.475%)(b)
2,287	7.087	05/01/35	2,385
(11th District Cost of Funds - Consumer + 1.239%)(b)
2,490	4.796	12/01/37	2,462
(1 yr. MTA + 1.175%)(b)
2,240	5.672	11/01/40	2,230

			92,691

Adjustable Rate Government National Mortgage Association – 0.0%
(1 yr. CMT + 1.500%)(b)
1	5.000	07/20/25	1
367	5.625	02/20/26	367
19	4.625	07/20/26	19
1,798	5.625	01/20/27	1,800
511	5.625	02/20/27	512
6,037	4.875	04/20/27	6,051
458	4.875	05/20/27	459
1,091	4.875	06/20/27	1,094
436	4.750	11/20/27	436
1,151	4.750	12/20/27	1,151
3,174	5.625	01/20/28	3,185
1,230	5.625	02/20/28	1,234

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
(1 yr. CMT + 1.500%)(b) – (continued)
$1,045	5.625%	03/20/28	$ 1,049
8,441	4.625	07/20/29	8,476
2,524	4.625	08/20/29	2,535
833	4.625	09/20/29	836
3,628	4.750	10/20/29	3,639
5,232	4.750	11/20/29	5,249
845	4.750	12/20/29	848
1,676	5.625	01/20/30	1,688
479	5.625	02/20/30	482
2,988	5.625	03/20/30	3,010
4,355	4.875	04/20/30	4,392
7,227	4.875	05/20/30	7,287
5,432	5.000	05/20/30	5,477
1,435	4.875	06/20/30	1,447
11,203	5.000	07/20/30	11,273
2,322	5.000	09/20/30	2,337
3,436	4.750	10/20/30	3,451

			79,785

Federal Home Loan Mortgage Corp. – 6.4%
1,125,000	4.450	12/01/32	1,114,558
22,264	5.000	10/01/33	22,657
979	5.000	07/01/35	996
500	4.500	08/01/35	503
1,181	4.500	09/01/35	1,187
577	4.500	10/01/35	580
26,101	5.000	12/01/35	26,438
8,780	4.500	01/01/38	8,825
388	4.500	06/01/38	390
15,168	4.500	09/01/38	15,188
84	4.500	01/01/39	84
7,551	4.500	02/01/39	7,541
2,943	4.500	03/01/39	2,938
813	4.500	04/01/39	812
21,882	4.500	05/01/39	21,848
55,012	5.000	05/01/39	55,812
66,874	4.500	06/01/39	66,770
102,808	5.000	07/01/39	104,129
2,230	4.500	07/01/39	2,227
1,562	4.500	08/01/39	1,560
3,630	4.500	09/01/39	3,624
823	4.500	10/01/39	822
547	4.500	11/01/39	546
826	4.500	12/01/39	825
2,451	4.500	01/01/40	2,446
1,429	4.500	04/01/40	1,426
2,497	4.500	05/01/40	2,491
3,582	4.500	06/01/40	3,575
6,156	4.000	06/01/40	5,986
739	4.500	07/01/40	737
208	4.500	08/01/40	207
1,424	5.000	08/01/40	1,445
41,433	4.000	02/01/41	40,282
13,153	4.500	02/01/41	13,073
2,941	4.500	03/01/41	2,922
3,895	4.500	04/01/41	3,871
5,315	4.500	05/01/41	5,282

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$9,591	4.500%	06/01/41	$ 9,532
800	5.000	06/01/41	810
27,732	4.500	08/01/41	27,562
27,981	4.500	09/01/41	27,923
21,411	4.000	10/01/41	20,691
3,789	4.000	11/01/41	3,658
1,868	4.500	12/01/41	1,856
26,095	4.500	03/01/42	25,935
202,504	4.000	03/01/42	196,068
9,938	3.000	05/01/42	9,070
151,922	3.500	06/01/42	142,975
260,742	4.500	06/01/42	258,544
43,577	3.000	08/01/42	39,915
34,697	3.500	08/01/42	32,507
105,530	3.500	10/01/42	98,808
19,782	3.000	10/01/42	18,061
55,269	3.500	11/01/42	51,774
278,162	3.000	11/01/42	255,135
482,648	3.000	12/01/42	442,759
851,159	3.000	01/01/43	783,056
79,473	3.000	02/01/43	72,484
388,093	4.000	08/01/43	376,574
173,356	4.000	01/01/44	168,207
228,554	3.500	02/01/44	213,728
227,898	3.500	06/01/44	214,400
4,764	4.000	11/01/44	4,584
25,380	3.500	02/01/45	23,649
47,644	3.500	03/01/45	44,345
6,178	3.500	08/01/45	5,718
8,329	3.500	09/01/45	7,709
15,094	3.500	11/01/45	13,970
123,216	3.500	03/01/46	114,133
207,356	3.500	05/01/46	191,573
231,899	3.500	06/01/46	214,195
108,435	3.500	07/01/46	100,156
17,753	3.500	10/01/46	16,387
15,031	3.500	12/01/46	13,874
5,587,491	3.000	05/01/47	5,005,964
163,127	3.500	12/01/47	150,724

			10,943,616

Federal National Mortgage Association – 3.2%
469	7.000	08/01/31	494
42,641	3.500	07/01/42	39,829
41,084	3.500	08/01/42	38,450
25,763	3.500	09/01/42	24,119
3,432	3.500	10/01/42	3,211
6,789	3.500	11/01/42	6,353
3,824	3.500	01/01/43	3,572
92,213	3.500	02/01/43	86,137
7,109	3.500	05/01/43	6,683
391,294	3.500	07/01/43	364,846
193,302	3.500	01/01/44	180,568
7,715	3.500	12/01/44	7,136
172,542	4.000	03/01/45	164,446
79,423	4.000	04/01/45	75,740
935,926	4.500	06/01/51	919,031
2,259,686	4.000	07/01/56	2,105,059

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal National Mortgage Association – (continued)
$1,499,917	4.000%	02/01/57	$ 1,394,287

			5,419,961

Government National Mortgage Association – 27.2%
120	6.500	01/15/32	123
340	6.500	02/15/32	350
100,230	5.500	04/15/33	103,333
2,703	5.000	11/15/33	2,728
277	6.500	08/15/34	291
445	6.500	02/15/36	464
975	6.500	03/15/36	1,016
1,592	6.500	04/15/36	1,675
3,986	6.500	05/15/36	4,156
1,995	6.500	06/15/36	2,076
11,817	6.500	07/15/36	12,442
12,070	6.500	08/15/36	12,696
25,890	6.500	09/15/36	27,328
11,069	6.500	10/15/36	11,632
17,346	6.500	11/15/36	18,388
6,000	6.500	12/15/36	6,286
2,404	6.500	01/15/37	2,509
1,219	6.500	03/15/37	1,272
1,825	6.500	04/15/37	1,912
687	6.500	05/15/37	729
3,096	6.500	09/15/37	3,246
4,022	6.500	10/15/37	4,358
1,767	6.500	11/15/37	1,853
1,254	6.500	05/15/38	1,315
507	6.500	02/15/39	527
106,077	5.000	01/20/40	107,459
107,464	4.500	05/15/40	106,700
86,541	5.000	07/15/40	88,138
116,115	3.500	09/15/42	108,593
125,638	3.500	02/15/45	117,104
23,442	4.000	05/20/45	22,397
16,923	4.000	07/20/45	16,154
29,855	4.000	10/20/45	28,357
91,581	4.000	01/20/46	86,842
376,292	4.500	03/20/46	371,262
766,760	4.500	02/20/47	755,013
151,999	4.500	03/20/47	149,159
869,856	4.500	05/20/47	851,157
147,659	4.500	06/20/47	144,623
42,595	4.500	07/20/47	41,679
419,830	4.500	08/20/47	410,805
462,605	4.500	09/20/48	451,215
1,085,956	5.000	11/20/48	1,084,866
554,178	4.500	12/20/48	539,667
449,129	5.000	12/20/48	448,678
80,904	4.500	01/20/49	78,786
262,394	4.500	02/20/49	255,195
387,955	4.500	03/20/49	377,797
275,526	4.500	10/20/49	268,742
546,708	3.500	12/20/50	503,633
844,892	3.000	07/20/51	743,837
680,936	2.500	09/20/51	574,348
486,840	2.500	11/20/51	412,459
834,343	3.000	11/20/51	732,725

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$641,415	2.500%	12/20/51		$ 542,072
2,846,444	4.500	10/20/52		2,749,858
5,000,000	2.500	TBA-30yr	(f)	4,249,358
5,000,000	3.500	TBA-30yr	(f)	4,525,849
7,000,000	2.000	TBA-30yr	(f)	5,703,186
3,000,000	3.000	TBA-30yr	(f)	2,650,978
4,000,000	4.000	TBA-30yr	(f)	3,716,815
2,000,000	5.000	TBA-30yr	(f)	1,963,862
6,000,000	5.500	TBA-30yr	(f)	6,005,960
3,000,000	6.000	TBA-30yr	(f)	3,042,007
1,000,000	6.500	TBA-30yr	(f)	1,026,509

				46,276,549

Uniform Mortgage-Backed Security – 76.5%
550,085	1.500	07/01/35		494,057
129,501	1.500	08/01/35		116,311
891,041	1.500	09/01/35		799,978
1,329,380	1.500	10/01/35		1,193,058
609,927	1.500	11/01/35		547,171
673,811	1.500	12/01/35		604,247
358,854	1.500	02/01/36		321,966
91,479	4.500	07/01/36		90,804
685,356	1.500	10/01/36		613,997
4,111	4.500	12/01/36		4,081
66,467	4.500	02/01/39		66,280
2,068	4.500	03/01/39		2,050
2,933	4.500	05/01/39		2,907
1,423	4.500	07/01/39		1,410
1,323	4.000	08/01/39		1,285
3,015	4.500	09/01/39		3,007
5,782	4.500	10/01/39		5,766
12,556	4.500	02/01/40		12,446
2,354	4.500	03/01/40		2,347
29,634	4.500	04/01/40		29,536
12,682	4.500	06/01/40		12,565
63,305	4.500	09/01/40		63,082
3,196	4.500	12/01/40		3,186
28,387	4.500	01/01/41		28,293
9,288	4.500	04/01/41		9,220
14,422	4.500	06/01/41		14,316
13,683	4.500	07/01/41		13,582
58,443	4.500	08/01/41		57,810
54,994	4.500	09/01/41		54,588
30,952	4.500	10/01/41		30,724
52,008	3.500	10/01/41		48,984
12,053	3.500	11/01/41		11,348
39,328	4.500	11/01/41		39,039
34,781	4.500	12/01/41		34,525
28,148	4.500	01/01/42		27,940
42,407	3.500	01/01/42		39,967
4,054	3.500	02/01/42		3,798
176,472	4.000	03/01/42		170,650
2,305	4.500	03/01/42		2,286
41,629	4.000	04/01/42		40,255
4,416	4.500	04/01/42		4,378
5,611	3.500	05/01/42		5,263
18,716	3.500	06/01/42		17,604
11,554	3.500	09/01/42		10,923

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$38,478	3.000%	09/01/42	$ 35,172
101,505	3.500	10/01/42	95,272
215,488	3.000	12/01/42	196,797
35,820	3.500	12/01/42	33,648
46,155	3.000	01/01/43	42,432
16,739	3.000	02/01/43	15,399
134,957	3.500	02/01/43	126,465
489,021	3.000	03/01/43	447,845
283,097	3.500	03/01/43	265,512
546,543	3.000	04/01/43	499,991
663,567	3.000	05/01/43	606,684
193,701	2.500	05/01/43	170,980
83,640	3.500	05/01/43	78,387
24,896	3.000	06/01/43	22,659
365,195	3.500	06/01/43	342,211
196,994	3.000	07/01/43	179,903
271,492	3.500	07/01/43	254,360
24,138	3.500	08/01/43	22,525
18,339	3.500	09/01/43	17,174
34,087	3.500	01/01/44	31,956
17,323	3.500	08/01/44	16,058
22,786	3.500	09/01/44	21,283
49,379	3.500	10/01/44	46,021
19,866	5.000	12/01/44	20,038
11,330	3.500	01/01/45	10,505
124,740	4.000	02/01/45	119,329
61,843	3.500	03/01/45	57,438
29,479	3.500	04/01/45	27,325
400,726	3.500	05/01/45	372,576
710,253	4.500	06/01/45	700,164
42,995	3.500	07/01/45	39,742
153,008	4.000	11/01/45	145,732
6,947	3.500	11/01/45	6,422
132,325	3.500	01/01/46	122,580
48,540	4.000	03/01/46	46,232
334,695	3.500	03/01/46	310,880
54,895	3.500	04/01/46	50,947
273,186	3.500	05/01/46	252,090
56,749	4.000	06/01/46	53,959
132,959	4.500	06/01/46	129,765
166,179	3.000	07/01/46	147,669
177,360	4.000	07/01/46	168,638
17,139	4.000	08/01/46	16,297
91,760	3.000	08/01/46	81,539
399,600	3.000	09/01/46	355,088
121,389	3.000	10/01/46	107,867
19,810	4.000	10/01/46	18,836
509,851	3.000	11/01/46	452,964
223,832	3.000	12/01/46	198,900
892,851	3.000	01/01/47	793,397
460,860	4.500	02/01/47	454,313
43,646	3.000	02/01/47	38,784
122,052	3.000	04/01/47	108,213
276,919	3.500	06/01/47	253,934
127,178	4.500	11/01/47	124,003
4,376	4.500	02/01/48	4,253
222,415	4.500	05/01/48	217,394
366,199	3.500	06/01/48	335,803

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$186,219	4.500%	07/01/48		$ 180,814
673,837	4.500	08/01/48		654,278
287,921	4.500	09/01/48		279,563
5,625	4.500	10/01/48		5,497
1,005,460	5.000	11/01/48		1,006,397
478,098	4.500	11/01/48		465,174
223,499	4.500	12/01/48		216,585
278,896	4.500	02/01/49		270,451
3,120	4.500	05/01/49		3,028
1,458,255	3.000	09/01/49		1,289,318
4,962	4.500	11/01/49		4,816
306,191	4.500	01/01/50		296,921
47,692	4.500	02/01/50		46,254
545,911	3.000	03/01/50		481,323
3,351,059	4.500	03/01/50		3,258,319
371,576	4.500	04/01/50		359,862
1,932,973	2.000	09/01/50		1,545,104
349,541	4.500	09/01/50		339,281
3,066,528	2.500	09/01/50		2,594,298
1,961,347	3.000	10/01/50		1,727,623
3,413,977	2.000	10/01/50		2,727,740
857,042	2.500	11/01/50		722,116
3,421,588	2.000	12/01/50		2,732,627
859,151	2.500	01/01/51		717,724
4,165,016	2.000	02/01/51		3,322,004
10,464,080	2.000	05/01/51		8,334,464
7,053,088	2.500	05/01/51		5,939,522
7,315,634	2.500	07/01/51		6,157,527
1,503,588	2.500	09/01/51		1,268,754
1,655,168	2.000	11/01/51		1,314,849
4,519,770	2.500	12/01/51		3,801,016
1,251,936	2.000	01/01/52		1,003,236
27,303	2.000	02/01/52		21,907
2,089,966	2.000	03/01/52		1,676,096
3,187,639	2.000	04/01/52		2,554,408
573,709	6.000	11/01/52		589,440
816,454	4.500	05/01/53		791,544
975,064	5.500	08/01/53		976,382
1,009,165	6.500	08/01/53		1,046,855
573,965	6.500	10/01/53		595,402
2,472,060	6.500	11/01/53		2,575,973
2,818,254	2.500	01/01/54		2,342,102
4,374,113	6.000	04/01/54		4,485,570
2,667,228	6.500	06/01/54		2,782,893
1,798,737	6.500	08/01/54		1,875,049
888,594	6.500	09/01/54		928,792
881,568	6.000	09/01/54		896,134
2,797,836	5.500	10/01/54		2,798,456
1,922,553	5.000	12/01/54		1,906,170
5,000,000	2.000	TBA-30yr	(f)	4,568,944
7,000,000	5.000	TBA-30yr	(f)	6,913,591
15,000,000	5.500	TBA-30yr	(f)	15,048,981

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$6,000,000	6.000%	TBA-30yr(f)	$ 6,120,885

			130,131,439

TOTAL FEDERAL AGENCIES			$192,968,050

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $227,363,661)			$220,240,994

Asset-Backed Securities(c) – 3.4%
Automotive – 0.2%
Exeter Automobile Receivables Trust Series 2025-3A, Class A3
$350,000	4.780%	07/16/29	$ 351,365

Collateralized Loan Obligations(e) – 2.3%
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class B(b) (3 mo. USD Term SOFR + 1.962%)
500,000	6.284	11/20/34	500,832
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
500,000	8.520	01/20/37	504,829
Generate CLO 22 Ltd. Series 2025-22A, Class A(b) (-1X 3 mo. USD Term SOFR + 1.330%)
1,025,000	0.000	07/20/38	1,025,000
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.450%)
750,000	5.773	07/20/38	750,000
Oaktree CLO Ltd. Series 2022-1A, Class A1AR(b) (-1X 3 mo. USD Term SOFR + 1.370%)
1,000,000	1.000	07/15/38	1,000,000
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
89,021	5.750	12/20/50	89,881

			3,870,542

Credit Card – 0.5%
American Express Credit Account Master Trust Series 2025-3, Class A
525,000	4.510	04/15/32	532,041
Citibank Credit Card Issuance Trust Series 2025-A2, Class A
350,000	4.490	06/21/32	352,422

			884,463

Student Loan(b)(e) –0.4%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
600,000	8.770	01/20/37	603,328

TOTAL ASSET-BACKED SECURITIES (Cost $5,685,214)			$ 5,709,698

U.S. Treasury Obligations – 2.4%
U.S. Treasury Inflation-Indexed Bonds
$485,586	1.500%	02/15/53	$ 384,770
U.S. Treasury Notes
556,200	4.375	11/30/28	567,889
1,570,000	3.875	06/30/30	1,576,133
1,570,000	4.000	06/30/32	1,571,226

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,115,276)			$ 4,100,018

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(g) – 2.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,252,554	4.231%	$ 4,252,554
(Cost $4,252,554)

TOTAL INVESTMENTS – 137.7% (Cost $241,416,705)		$234,303,264

LIABILITIES IN EXCESS OF OTHER ASSETS – (37.7)%		(64,165,275)

NET ASSETS – 100.0%		$170,137,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2025.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $65,536,925 which represents approximately 38.8% of net assets as of June 30, 2025.

(g)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	4.500%	TBA - 30yr	07/15/25	$(3,000,000)	$(2,870,304)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/25	(4,000,000)	(3,164,999)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	07/14/25	(3,000,000)	(2,487,069)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/15/25	(9,000,000)	(7,782,192)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	07/15/25	(1,000,000)	(900,039)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/25	(9,000,000)	(8,605,546)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	07/15/25	(2,000,000)	(1,778,002)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/15/25	(4,000,000)	(4,128,751)

(PROCEEDS RECEIVED: $(31,225,117))					$(31,716,902)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	19	09/19/25	$2,130,375	$3,902
5 Year U.S. Treasury Notes	58	09/30/25	6,322,000	52,699

Total				$56,601

Short position contracts:
2 Year U.S. Treasury Notes	(59)	09/30/25	(12,273,383)	(33,981)
20 Year U.S. Treasury Bonds	(10)	09/19/25	(1,154,687)	(8,061)
Ultra Long U.S. Treasury Bonds	(8)	09/19/25	(953,000)	(6,326)

Total				$(48,368)

TOTAL FUTURES CONTRACTS				$8,233

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.620%(b)	06/30/27	$5,190	$20,621	$(2,971)	$23,592
12M SOFR(c)	3.368(c)	06/23/28	5,750	8,923	3,374	5,549
3.620%(b)	12M SOFR(b)	11/30/29	5,960	(62,476)	(4,169)	(58,307)
3.600(b)	12M SOFR(b)	11/30/29	4,970	(48,204)	5,588	(53,792)
3.600(b)	12M SOFR(b)	06/23/30	6,070	(14,973)	(4,627)	(10,346)
12M SOFR(b)	4.098(b)	06/24/35	1,480	5,487	1,968	3,519

TOTAL				$(90,622)	$(837)	$(89,785)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made annually.
(c)	Payments made at maturity.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.041%	JPMorgan Securities, Inc.	12/15/56	$25	$(2,844)	$(3,097)	$253

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CMBX	— Commercial Mortgage Backed Securities Index
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vi. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$265,428,939	$—
Asset-Backed Securities	—	86,784,489	—
U.S. Treasury Obligations	81,214,498	—	—
Mortgage-Backed Obligations	—	29,337,120	—
Municipal Debt Obligations	—	2,568,658	—
Sovereign Debt Obligations	—	2,283,019	—
Investment Company	1,433,326	—	—
Short-term Investments	—	101,878,429	—

Total	$82,647,824	$488,280,654	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ENHANCED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$711,518	$—	$—
Interest Rate Swap Contracts	—	813,922	—

Total	$711,518	$813,922	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(11,945)	$—
Interest Rate Swap Contracts	—	(1,851,680)	—

Total	$—	$(1,863,625)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOVERNMENT INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$85,020,026	$—
U.S. Treasury Obligations	64,621,249	—	—
Asset-Backed Securities	—	3,792,381	—
Agency Debentures	—	3,465,860	—
Municipal Debt Obligations	—	2,112,263	—
Investment Company	5,096	—	—

Total	$64,626,345	$94,390,530	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(18,323,483)	$—

Derivative Type

Assets(a)
Futures Contracts	$67,110	$—	$—
Interest Rate Swap Contracts	—	35,426	—

Total	$67,110	$35,426	$—

Liabilities(a)
Futures Contracts	$(143,836)	$—	$—
Interest Rate Swap Contracts	—	(131,648)	—

Total	$(143,836)	$(131,648)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$195,070,065	$—	$—
Investment Company	6,860	—	—

Total	$195,076,925	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$875,448	$—	$—
Interest Rate Swap Contracts	—	1,088,996	—

Total	$875,448	$1,088,996	$—

Liabilities(a)
Futures Contracts	$(567,097)	$—	$—
Interest Rate Swap Contracts	—	(1,336,036)	—

Total	$(567,097)	$(1,336,036)	$—
(a) Amount shown represents unrealized gain (loss) at period end.
SHORT DURATION BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$610,143,445	$—
Mortgage-Backed Obligations	—	183,634,316	—
Asset-Backed Securities	—	143,731,383	—
U.S. Treasury Obligations	97,862,493	—	—
Sovereign Debt Obligations	—	24,999,160	—
Common Stock and/or Other Equity Investments(a)
Asia	—	4,939	—
Investment Company	142,906	—	—
Short-term Investments	—	174,690,354	—

Total	$98,005,399	$1,137,203,597	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(17,002,067)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,263,753	$—
Futures Contracts(b)	2,254,169	—	—
Interest Rate Swap Contracts(b)	—	8,565,484	—
Credit Default Swap Contracts(b)	—	2,293,039	—
Purchased Option Contracts	—	247,927	—

Total	$2,254,169	$13,370,203	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,744,732)	$—
Futures Contracts(b)	(302,040)	—	—
Interest Rate Swap Contracts(b)	—	(2,294,560)	—
Written Option Contracts	—	(138,088)	—

Total	$(302,040)	$(5,177,380)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$294,416,117	$—	$—
Mortgage-Backed Obligations	—	143,670,278	—
Agency Debentures	—	11,576,056	—
Investment Company	63,295	—	—

Total	$294,479,412	$155,246,334	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(66,120,276)	$—

Derivative Type

Assets(a)
Futures Contracts	$879,816	$—	$—
Interest Rate Swap Contracts	—	182,155	—

Total	$879,816	$182,155	$—

Liabilities(a)
Futures Contracts	$(1,174,572)	$—	$—
Interest Rate Swap Contracts	—	(396,038)	—

Total	$(1,174,572)	$(396,038)	$—
(a) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,334,599,682	$—
Asset-Backed Securities	—	160,027,117	—
U.S. Treasury Obligations	135,222,421	—	—
Municipal Debt Obligations	—	5,071,348	—
Investment Company	35,606,924	—	—
Short-term Investments	—	462,841,427	—

Total	$170,829,345	$1,962,539,574	$—
U.S. MORTGAGES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$220,240,994	$—
Asset-Backed Securities	—	5,709,698	—
U.S. Treasury Obligations	4,100,018	—	—
Investment Company	4,252,554	—	—

Total	$8,352,572	$225,950,692	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(31,716,902)	$—

Derivative Type

Assets(a)
Futures Contracts	$56,601	$—	$—
Interest Rate Swap Contracts	—	32,660	—
Credit Default Swap Contracts	—	253	—

Total	$56,601	$32,913	$—

Liabilities(a)
Futures Contracts	$(48,368)	$—	$—
Interest Rate Swap Contracts	—	(122,445)	—

Total	$(48,368)	$(122,445)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Call/Prepayment Risk — An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Funds may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.